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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2013

Invesco Charter Fund
Nasdaq:
A: CHTRX ■ B: BCHTX ■ C: CHTCX ■ R: CHRRX ■ S: CHRSX ■ Y: CHTYX ■ R5: CHTVX ■ R6: CHFTX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.26%
Class B Shares	13.81
Class C Shares	13.84
Class R Shares	14.08
Class S Shares	14.31
Class Y Shares	14.43
Class R5 Shares	14.46
Class R6 Shares	14.55
S&P 500 Index▼ (Broad Market Index)	14.42
Russell 1000 Index■ (Style-Specific Index)	15.05
Lipper Large-Cap Core Funds Index¿ (Peer Group Index)	15.01

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Charter Fund

Average Annual Total Returns
As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.76%
10 Years	7.71
5 Years	4.37
1 Year	9.09

Class B Shares
Inception (6/26/95)	6.95%
10 Years	7.70
5 Years	4.45
1 Year	9.62

Class C Shares
Inception (8/4/97)	4.03%
10 Years	7.54
5 Years	4.78
1 Year	13.58

Class R Shares
Inception (6/3/02)	6.23%
10 Years	8.06
5 Years	5.29
1 Year	15.20

Class S Shares
10 Years	8.37%
5 Years	5.64
1 Year	15.55

Class Y Shares
10 Years	8.46%
5 Years	5.81
1 Year	15.80

Class R5 Shares
Inception (7/30/91)	8.26%
10 Years	8.82
5 Years	6.01
1 Year	15.92

Class R6 Shares
10 Years	8.36%
5 Years	5.63
1 Year	15.79

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share perfor-

mance reflects any applicable fee

waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.75%
10 Years	8.35
5 Years	4.77
1 Year	6.80

Class B Shares
Inception (6/26/95)	6.92%
10 Years	8.32
5 Years	4.85
1 Year	7.15

Class C Shares
Inception (8/4/97)	3.99%
10 Years	8.16
5 Years	5.17
1 Year	11.19

Class R Shares
Inception (6/3/02)	6.17%
10 Years	8.68
5 Years	5.69
1 Year	12.69

Class S Shares
10 Years	9.00%
5 Years	6.04
1 Year	13.11

Class Y Shares
10 Years	9.09%
5 Years	6.20
1 Year	13.31

Class R5 Shares
Inception (7/30/91)	8.24%
10 Years	9.45
5 Years	6.41
1 Year	13.43

Class R6 Shares
10 Years	8.99%
5 Years	6.01
1 Year	13.28

    Class R6 shares incepted on

September 24, 2012. Performance

shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 was 1.12%, 1.87%, 1.87%, 1.37%, 1.02%, 0.87%, 0.70% and 0.66%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Charter Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

    Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

    Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■  Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■  Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Charter Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–85.72%
Aerospace & Defense–0.88%
Boeing Co. (The)	550,612	$50,331,443

Air Freight & Logistics–0.73%
FedEx Corp.	440,000	41,364,400

Application Software–0.99%
Adobe Systems Inc.(b)	1,251,960	56,438,357

Asset Management & Custody Banks–1.70%
Northern Trust Corp.	1,799,955	97,053,574

Auto Parts & Equipment–1.04%
Johnson Controls, Inc.	1,693,164	59,277,672

Biotechnology–1.45%
Gilead Sciences, Inc.(b)	1,626,544	82,368,188

Brewers–1.33%
Molson Coors Brewing Co.–Class B	1,472,725	75,992,610

Casinos & Gaming–1.00%
Las Vegas Sands Corp.	1,009,236	56,769,525

Communications Equipment–4.10%
Cisco Systems, Inc.	2,706,213	56,613,976
F5 Networks, Inc.(b)	569,348	43,515,268
QUALCOMM, Inc.	1,250,878	77,079,102
Telefonaktiebolaget LM Ericsson–ADR (Sweden)	4,582,081	56,405,417
		233,613,763

Construction Materials–0.44%
CRH PLC (Ireland)	1,173,344	25,226,925

Consumer Finance–2.21%
American Express Co.	1,836,995	125,668,828

Department Stores–1.63%
Macy’s, Inc.	2,077,944	92,676,302

Diversified Banks–1.13%
U.S. Bancorp	1,934,146	64,368,379

Diversified Chemicals–0.62%
Dow Chemical Co. (The)	1,050,000	35,605,500

Electric Utilities–1.10%
Duke Energy Corp.	830,268	62,436,154

Electronic Manufacturing Services–1.54%
TE Connectivity Ltd. (Switzerland)	2,008,243	87,458,983

Environmental & Facilities Services–1.24%
Waste Management, Inc.	1,730,921	70,933,143

Food Retail–1.04%
Kroger Co. (The)	1,715,826	58,990,098

General Merchandise Stores–1.26%
Target Corp.	1,018,000	71,830,080

	Shares	Value
Gold–0.63%
Agnico-Eagle Mines Ltd. (Canada)	339,322	$10,956,707
Kinross Gold Corp. (Canada)	4,557,391	24,792,207
		35,748,914

Health Care Distributors–1.04%
Cardinal Health, Inc.	1,337,277	59,134,389

Health Care Equipment–1.87%
Baxter International Inc.	622,560	43,498,267
Covidien PLC	989,438	63,165,722
		106,663,989

Heavy Electrical Equipment–0.68%
ABB Ltd. (Switzerland)	1,697,664	38,525,512

Home Improvement Retail–1.01%
Lowe’s Cos., Inc.	1,499,667	57,617,206

Household Products–1.27%
Procter & Gamble Co. (The)	941,221	72,257,536

Industrial Conglomerates–1.80%
General Electric Co.	4,606,764	102,684,769

Industrial Gases–0.99%
Air Products & Chemicals, Inc.	648,909	56,429,127

Industrial Machinery–1.51%
Illinois Tool Works Inc.	766,720	49,499,443
Parker Hannifin Corp.	411,805	36,473,569
		85,973,012

Insurance Brokers–1.27%
Marsh & McLennan Cos., Inc.	1,897,084	72,108,163

Integrated Oil & Gas–2.50%
Exxon Mobil Corp.	950,000	84,540,500
Occidental Petroleum Corp.	648,968	57,926,884
		142,467,384

Internet Software & Services–1.21%
eBay Inc.(b)	1,310,931	68,679,675

Investment Banking & Brokerage–0.89%
Charles Schwab Corp. (The)	3,006,057	50,982,727

IT Consulting & Other Services–0.71%
International Business Machines Corp.	199,097	40,325,106

Life Sciences Tools & Services–2.02%
Agilent Technologies, Inc.	1,339,708	55,517,499
Thermo Fisher Scientific, Inc.	738,926	59,616,550
		115,134,049

Managed Health Care–1.78%
Humana Inc.	530,000	39,278,300
UnitedHealth Group Inc.	1,033,981	61,966,481
		101,244,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Charter Fund

	Shares	Value
Oil & Gas Equipment & Services–3.42%
Cameron International Corp.(b)	778,986	$47,946,588
Halliburton Co.	1,541,706	65,938,766
Weatherford International Ltd.(b)	6,329,617	80,955,801
		194,841,155

Oil & Gas Exploration & Production–2.69%
Anadarko Petroleum Corp.	561,893	47,626,051
EOG Resources, Inc.	361,000	43,738,760
Pioneer Natural Resources Co.	506,619	61,924,040
		153,288,851

Packaged Foods & Meats–3.58%
Danone S.A. (France)	942,380	71,997,050
Kellogg Co.	2,025,239	131,721,544
		203,718,594

Paper Products–0.91%
International Paper Co.	1,100,000	51,678,000

Pharmaceuticals–14.50%
AstraZeneca PLC–ADR (United Kingdom)	879,569	45,667,222
Eli Lilly & Co.	850,770	47,115,643
GlaxoSmithKline PLC–ADR (United Kingdom)	1,417,000	73,173,880
Johnson & Johnson	1,206,000	102,787,380
Merck & Co., Inc.	1,862,198	87,523,306
Novartis AG–ADR (Switzerland)	1,434,995	105,845,231
Pfizer Inc.	2,748,607	79,902,006
Roche Holding AG (Switzerland)	521,878	130,656,925
Sanofi–ADR (France)	2,369,388	126,406,850
Zoetis Inc.	805,715	26,604,709
		825,683,152

Property & Casualty Insurance–4.16%
Berkshire Hathaway Inc.– Class A(b)	780	124,020,000
Progressive Corp. (The)	4,459,658	112,784,751
		236,804,751

	Shares	Value
Railroads–0.90%
Union Pacific Corp.	346,705	$51,298,472

Semiconductor Equipment–0.45%
KLA-Tencor Corp.	470,952	25,549,146

Semiconductors–3.23%
Analog Devices, Inc.	2,237,690	98,435,983
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	85,283,297
		183,719,280

Systems Software–3.87%
Microsoft Corp.	2,772,195	91,759,654
Symantec Corp.(b)	5,288,272	128,505,010
		220,264,664

Wireless Telecommunication Services–1.40%
Vodafone Group PLC (United Kingdom)	26,064,511	79,619,061
Total Common Stocks & Other Equity Interests (Cost $3,625,248,828)		4,880,845,389

Money Market Funds–15.33%
Liquid Assets Portfolio–Institutional Class(c)	436,260,842	436,260,842
Premier Portfolio–Institutional Class(c)	436,260,842	436,260,842
Total Money Market Funds (Cost $872,521,684)		872,521,684
TOTAL INVESTMENTS–101.05% (Cost $4,497,770,512)		5,753,367,073
OTHER ASSETS LESS LIABILITIES–(1.05)%		(59,683,234)
NET ASSETS–100.00%		$5,693,683,839

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Health Care	22.7%
Information Technology	16.1
Financials	11.4
Energy	8.6
Industrials	7.7
Consumer Staples	7.2
Consumer Discretionary	5.9
Materials	3.6
Telecommunication Services	1.4
Utilities	1.1
Money Market Funds Plus Other Assets Less Liabilities	14.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $3,625,248,828)	$4,880,845,389
Investments in affiliated money market funds, at value and cost	872,521,684
Total investments, at value (Cost $4,497,770,512)	5,753,367,073
Foreign currencies, at value (Cost $5,616,823)	5,691,186
Receivable for:
Investments sold	8,629
Fund shares sold	4,374,885
Dividends	6,196,843
Investment for trustee deferred compensation and retirement plans	539,154
Other assets	112,903
Total assets	5,770,290,673

Liabilities:
Payable for:
Investments purchased	65,442,269
Fund shares reacquired	5,367,973
Accrued fees to affiliates	3,506,505
Accrued trustees’ and officers’ fees and benefits	7,223
Accrued other operating expenses	385,363
Trustee deferred compensation and retirement plans	1,897,501
Total liabilities	76,606,834
Net assets applicable to shares outstanding	$5,693,683,839

Net assets consist of:
Shares of beneficial interest	$4,393,199,668
Undistributed net investment income	30,521,726
Undistributed net realized gain	14,265,255
Unrealized appreciation	1,255,697,190
$5,693,683,839

Net Assets:
Class A	$4,296,100,428
Class B	$116,215,927
Class C	$263,415,089
Class R	$80,203,002
Class S	$22,714,980
Class Y	$401,315,543
Class R5	$401,570,232
Class R6	$112,148,638

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	214,224,095
Class B	6,037,069
Class C	13,648,633
Class R	4,028,091
Class S	1,132,162
Class Y	19,950,803
Class R5	19,456,971
Class R6	5,434,516
Class A:
Net asset value per share	$20.05
Maximum offering price per share
(Net asset value of $20.05 ÷ 94.50%)	$21.22
Class B:
Net asset value and offering price per share	$19.25
Class C:
Net asset value and offering price per share	$19.30
Class R:
Net asset value and offering price per share	$19.91
Class S:
Net asset value and offering price per share	$20.06
Class Y:
Net asset value and offering price per share	$20.12
Class R5:
Net asset value and offering price per share	$20.64
Class R6:
Net asset value and offering price per share	$20.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,706,995)	$61,274,679
Dividends from affiliated money market funds	436,657
Total investment income	61,711,336

Expenses:
Advisory fees	16,552,583
Administrative services fees	322,053
Custodian fees	143,015
Distribution fees:
Class A	5,126,059
Class B	608,905
Class C	1,252,926
Class R	201,728
Class S	16,225
Transfer agent fees — A, B, C, R, S and Y	4,849,882
Transfer agent fees — R5	178,963
Transfer agent fees — R6	2,577
Trustees’ and officers’ fees and benefits	54,588
Other	427,219
Total expenses	29,736,723
Less: Fees waived and expense offset arrangement(s)	(611,733)
Net expenses	29,124,990
Net investment income	32,586,346

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	92,257,522
Foreign currencies	259,295
92,516,817
Change in net unrealized appreciation (depreciation) of:
Investment securities	604,563,132
Foreign currencies	(383,396)
604,179,736
Net realized and unrealized gain	696,696,553
Net increase in net assets resulting from operations	$729,282,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$32,586,346	$42,083,516
Net realized gain	92,516,817	137,758,538
Change in net unrealized appreciation	604,179,736	278,892,782
Net increase in net assets resulting from operations	729,282,899	458,734,836

Distributions to shareholders from net investment income:
Class A	(41,612,828)	(25,075,364)
Class B	(332,279)	—
Class C	(664,655)	—
Class R	(615,458)	(299,961)
Class S	(240,607)	(149,780)
Class Y	(4,771,405)	(1,625,174)
Class R5	(5,364,133)	(3,843,725)
Class R6	(1,441,124)	—
Total distributions from net investment income	(55,042,489)	(30,994,004)

Share transactions–net:
Class A	(238,008,647)	(307,172,847)
Class B	(24,627,839)	(55,792,273)
Class C	(16,323,803)	(30,249,202)
Class R	(11,384,103)	9,098,086
Class S	(1,035,508)	(1,721,333)
Class Y	(7,811,022)	145,476,560
Class R5	(22,605,898)	(62,061,326)
Class R6	3,470,724	97,854,903
Net increase (decrease) in net assets resulting from share transactions	(318,326,096)	(204,567,432)
Net increase in net assets	355,914,314	223,173,400

Net assets:
Beginning of period	5,337,769,525	5,114,596,125
End of period (includes undistributed net investment income of $30,521,726 and $52,977,869, respectively)	$5,693,683,839	$5,337,769,525

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of five separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Charter Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

10                         Invesco Charter Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.57%
Next $1.8 billion	0.545%
Over $10 billion	0.52%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured

11                         Invesco Charter Fund

Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $599,710.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $222,475 in front-end sales commissions from the sale of Class A shares and $823, $50,556 and $4,494 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2013, the Fund incurred $1,333 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12                         Invesco Charter Fund

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $79,619,061 and from Level 2 to Level 1 of $110,510,222, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,504,565,575	$248,801,498	$—	$5,753,367,073

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,023.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$62,709,368	$—	$62,709,368
October 31, 2018	9,265,449	—	9,265,449
	$71,974,817	$—	$71,974,817

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Multi-Sector Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

13                         Invesco Charter Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $911,274,067 and $920,239,667, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,295,207,453
Aggregate unrealized (depreciation) of investment securities	(45,887,636)
Net unrealized appreciation of investment securities	$1,249,319,817

Cost of investments for tax purposes is $4,504,047,256.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	6,932,065	$130,794,775	18,665,820	$318,586,275
Class B	80,437	1,458,782	283,613	4,607,651
Class C	662,390	12,086,576	1,570,666	25,636,338
Class R	625,939	11,724,456	1,996,803	33,628,068
Class S	38,120	708,288	132,734	2,283,093
Class Y	4,489,039	84,476,219	15,184,586	253,739,164
Class R5	1,611,538	31,675,643	11,281,979	198,397,989
Class R6(b)	371,720	7,247,933	5,274,265	98,312,192

Issued as reinvestment of dividends:
Class A	2,115,044	37,838,132	1,415,160	22,897,282
Class B	18,512	318,771	—	—
Class C	35,450	612,226	—	—
Class R	34,598	615,152	18,652	299,925
Class S	13,319	238,288	9,157	148,151
Class Y	218,840	3,923,789	79,388	1,287,666
Class R5	281,880	5,183,775	217,414	3,615,597
Class R6	78,407	1,441,124	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	715,104	13,666,492	2,230,947	37,964,766
Class B	(744,682)	(13,666,492)	(2,325,996)	(37,964,766)

Reacquired:
Class A	(22,517,092)	(420,308,046)	(40,152,173)	(686,621,170)
Class B	(707,630)	(12,738,900)	(1,365,436)	(22,435,158)
Class C	(1,621,233)	(29,022,605)	(3,404,549)	(55,885,540)
Class R	(1,267,028)	(23,723,711)	(1,468,013)	(24,829,907)
Class S	(106,277)	(1,982,084)	(241,152)	(4,152,577)
Class Y	(5,094,240)	(96,211,030)	(6,278,117)	(109,550,270)
Class R5	(3,128,258)	(59,465,316)	(14,784,957)	(264,074,912)
Class R6	(265,169)	(5,218,333)	(24,707)	(457,289)
Net increase (decrease) in share activity	(17,129,207)	$(318,326,096)	(11,683,916)	$(204,567,432)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

14                         Invesco Charter Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss) (a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$17.73	$0.11	(d)	$2.40		$2.51	$(0.19)	$20.05	14.26%		$4,296,100	1.07	%(e)	1.09	%(e)	1.20	%(d)(e)	19%
Year ended 10/31/12	16.38	0.14		1.31		1.45	(0.10)	17.73	8.93		4,025,451	1.10		1.12		0.79		42
Year ended 10/31/11	15.30	0.10		1.04		1.14	(0.06)	16.38	7.50		4,009,014	1.10		1.13		0.64		40
Year ended 10/31/10	14.16	0.07		1.16	(f)	1.23	(0.09)	15.30	8.72	(f)	4,027,296	1.14		1.18		0.45		48
Year ended 10/31/09	12.46	0.09		1.76	(f)	1.85	(0.15)	14.16	15.19	(f)	3,915,161	1.26		1.29		0.76		32
Year ended 10/31/08	17.30	0.14		(4.76)		(4.62)	(0.22)	12.46	(27.00)		3,454,370	1.19		1.23		0.88		38
Class B
Six months ended 04/30/13	16.96	0.04	(d)	2.30		2.34	(0.05)	19.25	13.81		116,216	1.82	(e)	1.84	(e)	0.45	(d)(e)	19
Year ended 10/31/12	15.67	0.01		1.28		1.29	—	16.96	8.23		125,315	1.85		1.87		0.04		42
Year ended 10/31/11	14.69	(0.02)		1.00		0.98	—	15.67	6.67		169,243	1.85		1.88		(0.11)		40
Year ended 10/31/10	13.62	(0.04)		1.11	(f)	1.07	—	14.69	7.86	(f)	211,105	1.89		1.93		(0.30)		48
Year ended 10/31/09	11.91	0.00		1.71	(f)	1.71	—	13.62	14.36	(f)	281,911	2.01		2.04		0.01		32
Year ended 10/31/08	16.50	0.02		(4.54)		(4.52)	(0.07)	11.91	(27.51)		388,985	1.94		1.98		0.13		38
Class C
Six months ended 04/30/13	17.00	0.04	(d)	2.31		2.35	(0.05)	19.30	13.84		263,415	1.82	(e)	1.84	(e)	0.45	(d)(e)	19
Year ended 10/31/12	15.71	0.01		1.28		1.29	—	17.00	8.21		247,719	1.85		1.87		0.04		42
Year ended 10/31/11	14.73	(0.02)		1.00		0.98	—	15.71	6.65		257,790	1.85		1.88		(0.11)		40
Year ended 10/31/10	13.65	(0.04)		1.12	(f)	1.08	—	14.73	7.91	(f)	245,757	1.89		1.93		(0.30)		48
Year ended 10/31/09	11.94	0.00		1.71	(f)	1.71	—	13.65	14.32	(f)	226,830	2.01		2.04		0.01		32
Year ended 10/31/08	16.55	0.02		(4.56)		(4.54)	(0.07)	11.94	(27.55)		179,759	1.94		1.98		0.13		38
Class R
Six months ended 04/30/13	17.59	0.09	(d)	2.37		2.46	(0.14)	19.91	14.08		80,203	1.32	(e)	1.34	(e)	0.95	(d)(e)	19
Year ended 10/31/12	16.25	0.09		1.32		1.41	(0.07)	17.59	8.73		81,503	1.35		1.37		0.54		42
Year ended 10/31/11	15.18	0.06		1.04		1.10	(0.03)	16.25	7.26		66,405	1.35		1.38		0.39		40
Year ended 10/31/10	14.07	0.03		1.15	(f)	1.18	(0.07)	15.18	8.43	(f)	57,003	1.39		1.43		0.20		48
Year ended 10/31/09	12.38	0.07		1.75	(f)	1.82	(0.13)	14.07	14.93	(f)	25,096	1.51		1.54		0.51		32
Year ended 10/31/08	17.18	0.10		(4.73)		(4.63)	(0.17)	12.38	(27.19)		7,717	1.44		1.48		0.63		38
Class S
Six months ended 04/30/13	17.75	0.12	(d)	2.39		2.51	(0.20)	20.06	14.31		22,715	0.97	(e)	0.99	(e)	1.30	(d)(e)	19
Year ended 10/31/12	16.39	0.15		1.33		1.48	(0.12)	17.75	9.08		21,072	1.00		1.02		0.89		42
Year ended 10/31/11	15.31	0.12		1.04		1.16	(0.08)	16.39	7.62		21,080	1.00		1.03		0.74		40
Year ended 10/31/10	14.16	0.08		1.16	(f)	1.24	(0.09)	15.31	8.80	(f)	19,916	1.04		1.08		0.55		48
Year ended 10/31/09(g)	14.25	0.01		(0.10)		(0.09)	—	14.16	(0.63)		1,390	1.09	(h)	1.12	(h)	0.93	(h)	32
Class Y
Six months ended 04/30/13	17.81	0.14	(d)	2.40		2.54	(0.23)	20.12	14.43		401,316	0.82	(e)	0.84	(e)	1.45	(d)(e)	19
Year ended 10/31/12	16.44	0.18		1.33		1.51	(0.14)	17.81	9.26		362,231	0.85		0.87		1.04		42
Year ended 10/31/11	15.36	0.15		1.04		1.19	(0.11)	16.44	7.78		186,623	0.85		0.88		0.89		40
Year ended 10/31/10	14.20	0.11		1.15	(f)	1.26	(0.10)	15.36	8.93	(f)	167,170	0.89		0.93		0.70		48
Year ended 10/31/09	12.46	0.13		1.77	(f)	1.90	(0.16)	14.20	15.54	(f)	70,187	1.01		1.04		1.01		32
Year ended 10/31/08(g)	13.94	0.01		(1.49)		(1.48)	—	12.46	(10.62)		9,424	0.97	(h)	1.01	(h)	1.10	(h)	38
Class R5
Six months ended 04/30/13	18.29	0.15	(d)	2.46		2.61	(0.26)	20.64	14.46		401,570	0.72	(e)	0.74	(e)	1.55	(d)(e)	19
Year ended 10/31/12	16.87	0.22		1.36		1.58	(0.16)	18.29	9.43		378,446	0.68		0.70		1.21		42
Year ended 10/31/11	15.77	0.17		1.07		1.24	(0.14)	16.87	7.92		404,441	0.73		0.76		1.01		40
Year ended 10/31/10	14.57	0.14		1.20	(f)	1.34	(0.14)	15.77	9.20	(f)	571,624	0.71		0.75		0.88		48
Year ended 10/31/09	12.83	0.16		1.80	(f)	1.96	(0.22)	14.57	15.74	(f)	328,081	0.75		0.78		1.27		32
Year ended 10/31/08	17.81	0.20		(4.88)		(4.68)	(0.30)	12.83	(26.68)		202,467	0.76		0.80		1.31		38
Class R6
Six months ended 04/30/13	18.29	0.16	(d)	2.47		2.63	(0.28)	20.64	14.55		112,149	0.63	(e)	0.65	(e)	1.64	(d)(e)	19
Year ended 10/31/12(g)	18.64	0.02		(0.37)		(0.35)	—	18.29	(1.88)		96,034	0.60	(h)	0.63	(h)	1.29	(h)	42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $158,423,180 and sold of $177,461,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Multi-Sector Fund into the Fund.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.08 and 0.90%, $0.01 and 0.15%, $0.01 and 0.15%, $0.06 and 0.65%, $0.09 and 1.00%, $0.11 and 1.15%, $0.12 and 1.25% and $0.13 and 1.34% for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,134,832, $122,790, $252,662, $81,360, $21,813, $382,353, $381,354 and $104,330 for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $1.11, $1.06, $1.07, $1.10, $1.11, $1.10 and $1.15 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5, respectively and total returns would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2009 would have been $1.57, $1.52, $1.52, $1.56, $1.58, and $1.61 for Class A, Class B, Class C, Class R, Class Y and Class R5, respectively and total returns would have been lower.
(g)	Commencement date of September 25, 2009, October 3, 2008 and September 24, 2012 for Class S, Class Y and Class R6 shares, respectively.
(h)	Annualized.

15                         Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,142.60	$5.68	$1,019.49	$5.36	1.07%
B	1,000.00	1,138.10	9.65	1,015.77	9.10	1.82
C	1,000.00	1,138.40	9.65	1,015.77	9.10	1.82
R	1,000.00	1,140.80	7.01	1,018.25	6.61	1.32
S	1,000.00	1,143.10	5.15	1,019.98	4.86	0.97
Y	1,000.00	1,144.30	4.36	1,020.73	4.11	0.82
R5	1,000.00	1,144.60	3.83	1,021.22	3.61	0.72
R6	1,000.00	1,145.50	3.35	1,021.67	3.16	0.63

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Charter Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms
N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	CHT-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Constellation Fund
Nasdaq:
A: CSTGX ■ B: CSTBX ■ C: CSTCX ■ R: CSTRX ■ Y: CSTYX ■ R5: CSITX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.24%
Class B Shares	10.84
Class C Shares	10.85
Class R Shares	11.16
Class Y Shares	11.41
Class R5 Shares	11.52
S&P 500 Index▼ (Broad Market Index)	14.42
Russell 1000 Growth Index■ (Style-Specific Index)	13.71
Lipper Multi-Cap Growth Funds Index¿ (Peer Group Index)	14.34
Source: ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks.The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Constellation Fund

Average Annual Total Returns As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (4/30/76)	11.35%
10 Years	3.51
5 Years	-1.46
1 Year	0.23

Class B Shares
Inception (11/3/97)	1.37%
10 Years	3.48
5 Years	-1.48
1 Year	0.24

Class C Shares
Inception (8/4/97)	0.93%
10 Years	3.33
5 Years	-1.09
1 Year	4.24

Class R Shares
Inception (6/3/02)	2.32%
10 Years	3.84
5 Years	-0.59
1 Year	5.79

Class Y Shares
10 Years	4.22%
5 Years	-0.11
1 Year	6.29

Class R5 Shares
Inception (4/8/92)	6.72%
10 Years	4.64
5 Years	0.20
1 Year	6.54

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/30/76)	11.35%
10 Years	4.09
5 Years	-0.51
1 Year	-2.61

Class B Shares
Inception (11/3/97)	1.32%
10 Years	4.07
5 Years	-0.53
1 Year	-2.70

Class C Shares
Inception (8/4/97)	0.88%
10 Years	3.91
5 Years	-0.12
1 Year	1.30

Class R Shares
Inception (6/3/02)	2.25%
10 Years	4.43
5 Years	0.38
1 Year	2.82

Class Y Shares
10 Years	4.80%
5 Years	0.86
1 Year	3.31

Class R5 Shares
Inception (4/8/92)	6.70%
10 Years	5.23
5 Years	1.18
1 Year	3.55

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.29%, 2.04%, 2.04%, 1.54%, 1.04% and 0.80%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Constellation Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■      Manage investments - Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined  process to build portfolios and mitigate risk.

■      Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your  financial adviser can build an investment portfolio designed for your individual needs and goals.

■      Connect with you - We’re committed to giving you the expert insights you need to make informed investing  decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Constellation Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.97%
Aerospace & Defense–2.77%
Boeing Co. (The)	418,229	$38,230,313
United Technologies Corp.	324,051	29,582,616
		67,812,929

Air Freight & Logistics–0.39%
Expeditors International of Washington, Inc.	266,234	9,565,788

Apparel Retail–1.17%
Gap, Inc. (The)	751,914	28,565,213

Apparel, Accessories & Luxury Goods–1.08%
Michael Kors Holdings Ltd.(b)	178,225	10,148,131
Prada S.p.A. (Italy)	1,797,700	16,253,560
		26,401,691

Application Software–3.43%
Autodesk, Inc.(b)	318,946	12,560,093
Citrix Systems, Inc.(b)	637,310	39,621,563
Salesforce.com, Inc.(b)	776,842	31,935,975
		84,117,631

Automobile Manufacturers–2.26%
General Motors Co.(b)	1,399,405	43,157,650
Tesla Motors, Inc.(b)	226,533	12,230,517
		55,388,167

Biotechnology–6.82%
Amgen Inc.	300,317	31,296,034
Biogen Idec Inc.(b)	84,290	18,453,610
Celgene Corp.(b)	367,754	43,420,715
Gilead Sciences, Inc.(b)	1,458,776	73,872,417
		167,042,776

Brewers–1.16%
Anheuser–Busch InBev N.V.–ADR (Belgium)(c)	296,297	28,331,919

Broadcasting–1.18%
CBS Corp.–Class B	633,357	28,995,083

Cable & Satellite–7.08%
Comcast Corp.–Class A	599,078	24,741,921
DIRECTV(b)	994,221	56,233,140
DISH Network Corp.–Class A(b)	2,360,355	92,502,313
		173,477,374

Casinos & Gaming–1.00%
Las Vegas Sands Corp.	433,486	24,383,587

Communications Equipment–4.04%
QUALCOMM, Inc.	1,369,338	84,378,608
Telefonaktiebolaget LM Ericsson–ADR (Sweden)	1,191,823	14,671,341
		99,049,949

	Shares	Value
Computer Hardware–4.39%
Apple Inc.	242,751	$107,478,005

Computer Storage & Peripherals–0.49%
EMC Corp.(b)	532,943	11,953,911

Construction & Engineering–0.78%
Foster Wheeler AG (Switzerland)(b)	908,446	19,168,211

Construction & Farm Machinery & Heavy Trucks–1.74%
Cummins Inc.	401,611	42,727,394

Consumer Finance–0.69%
Capital One Financial Corp.	292,841	16,920,353

Data Processing & Outsourced Services–1.96%
Visa Inc.–Class A	285,394	48,077,473

Department Stores–0.43%
Macy’s, Inc.	234,447	10,456,336

Fertilizers & Agricultural Chemicals–2.43%
Monsanto Co.	368,034	39,313,392
Mosaic Co. (The)	328,937	20,259,230
		59,572,622

General Merchandise Stores–1.20%
Dollar General Corp.(b)	564,403	29,399,752

Health Care Equipment–0.48%
Abbott Laboratories	318,220	11,748,682

Health Care Facilities–0.62%
HCA Holdings, Inc.	383,676	15,304,836

Health Care Services–0.90%
Express Scripts Holding Co.(b)	370,797	22,014,218

Health Care Technology–0.43%
Cerner Corp.(b)	109,894	10,634,442

Home Improvement Retail–1.47%
Lowe’s Cos., Inc.	936,002	35,961,197

Homebuilding–0.25%
PulteGroup Inc.(b)	286,149	6,006,268

Industrial Conglomerates–3.03%
Danaher Corp.	406,856	24,793,805
General Electric Co.	2,223,655	49,565,270
		74,359,075

Industrial Machinery–0.91%
Ingersoll-Rand PLC	416,455	22,405,279

Insurance Brokers–0.68%
Aon PLC(b)	277,606	16,753,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Constellation Fund

	Shares	Value
Internet Retail–3.70%
Amazon.com, Inc.(b)	116,369	$29,535,616
Priceline.com Inc.(b)	87,690	61,031,363
		90,566,979

Internet Software & Services–9.00%
Baidu, Inc.–ADR (China)(b)	68,726	5,900,127
eBay Inc.(b)	732,744	38,388,458
Facebook Inc.–Class A(b)	2,796,993	77,644,526
Google Inc.–Class A(b)	119,533	98,563,326
		220,496,437

Investment Banking & Brokerage–0.91%
Goldman Sachs Group, Inc. (The)	151,850	22,180,729

IT Consulting & Other Services–0.77%
International Business Machines Corp.	92,577	18,750,546

Life Sciences Tools & Services–0.72%
Thermo Fisher Scientific, Inc.	219,458	17,705,871

Movies & Entertainment–1.20%
Walt Disney Co. (The)	467,006	29,346,657

Oil & Gas Equipment & Services–3.60%
Schlumberger Ltd.	394,239	29,343,209
Weatherford International Ltd.(b)	4,606,844	58,921,535
		88,264,744

Oil & Gas Exploration & Production–1.71%
Anadarko Petroleum Corp.	495,062	41,961,455

Oil & Gas Refining & Marketing–0.05%
Marathon Petroleum Corp.	15,450	1,210,662

Other Diversified Financial Services–1.71%
Citigroup Inc.	895,522	41,785,057

Packaged Foods & Meats–2.20%
Mondelez International Inc.–Class A	1,714,629	53,925,082

Pharmaceuticals–4.35%
Allergan, Inc.	209,767	23,819,043
Johnson & Johnson	210,333	17,926,682
Pfizer Inc.	2,069,934	60,172,981
Zoetis Inc.	144,242	4,762,871
		106,681,577

Property & Casualty Insurance–0.70%
ACE Ltd.	193,545	17,252,601

	Shares	Value
Railroads–0.77%
Norfolk Southern Corp.	242,255	$18,755,382

Restaurants–0.70%
Starbucks Corp.	281,651	17,135,647

Semiconductor Equipment–1.30%
Applied Materials, Inc.	2,195,188	31,852,178

Semiconductors–1.08%
Maxim Integrated Products, Inc.	857,731	26,529,620

Specialized REIT’s–2.21%
American Tower Corp.	644,332	54,117,445

Systems Software–2.03%
Microsoft Corp.	691,176	22,877,925
Oracle Corp.	823,083	26,980,661
		49,858,586

Tobacco–0.91%
Philip Morris International Inc.	233,933	22,361,655

Trucking–0.76%
J.B. Hunt Transport Services, Inc.	261,264	18,568,032

Wireless Telecommunication Services–3.33%
Sprint Nextel Corp.(b)	11,559,006	81,490,992
Total Common Stocks & Other Equity Interests (Cost $1,866,773,167)		2,424,871,617

Money Market Funds–1.11%
Liquid Assets Portfolio–Institutional Class(d)	13,580,439	13,580,439
Premier Portfolio–Institutional Class(d)	13,580,439	13,580,439
Total Money Market Funds (Cost $27,160,878)		27,160,878
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.08% (Cost $1,893,934,045)		2,452,032,495

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.88%
Liquid Assets Portfolio–Institutional Class (Cost $21,666,645)(d)(e)	21,666,645	21,666,645
TOTAL INVESTMENTS–100.96% (Cost $1,915,600,690)		2,473,699,140
OTHER ASSETS LESS LIABILITIES–(0.96)%		(23,586,226)
NET ASSETS–100.00%		$2,450,112,914

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Constellation Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2013.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Information Technology	28.5%
Consumer Discretionary	22.7
Health Care	14.3
Industrials	11.2
Financials	6.9
Energy	5.4
Consumer Staples	4.3
Telecommunication Services	3.3
Materials	2.4
Money Market Funds Plus Other Assets Less Liabilities	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Constellation Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,866,773,167)*	$2,424,871,617
Investments in affiliated money market funds, at value and cost	48,827,523
Total investments, at value (Cost $1,915,600,690)	2,473,699,140
Foreign currencies, at value (Cost $5)	5
Receivable for:
Investments sold	22,380,122
Fund shares sold	161,512
Dividends	1,011,896
Investment for trustee deferred compensation and retirement plans	618,307
Other assets	125,634
Total assets	2,497,996,616

Liabilities:
Payable for:
Investments purchased	17,772,728
Fund shares reacquired	2,395,364
Collateral upon return of securities loaned	21,666,645
Accrued fees to affiliates	2,059,462
Accrued trustees’ and officers’ fees and benefits	4,151
Accrued other operating expenses	2,079,300
Trustee deferred compensation and retirement plans	1,906,052
Total liabilities	47,883,702
Net assets applicable to shares outstanding	$2,450,112,914

Net assets consist of:
Shares of beneficial interest	$2,785,796,400
Undistributed net investment income (loss)	(8,094,069)
Undistributed net realized gain (loss)	(885,688,406)
Unrealized appreciation	558,098,989
$2,450,112,914

Net Assets:
Class A	$2,284,938,295
Class B	$58,088,510
Class C	$83,926,776
Class R	$7,289,677
Class Y	$13,243,469
Class R5	$2,626,187

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	88,126,907
Class B	2,536,998
Class C	3,666,626
Class R	286,919
Class Y	506,113
Class R5	90,138
Class A:
Net asset value per share	$25.93
Maximum offering price per share
(Net asset value of $25.93 ÷ 94.50%)	$27.44
Class B:
Net asset value and offering price per share	$22.90
Class C:
Net asset value and offering price per share	$22.89
Class R:
Net asset value and offering price per share	$25.41
Class Y:
Net asset value and offering price per share	$26.17
Class R5:
Net asset value and offering price per share	$29.14

*	At April 30, 2013, securities with an aggregate value of $21,248,868 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Constellation Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $173,478)	$16,856,861
Dividends from affiliated money market funds (includes securities lending income of $84,493)	110,436
Total investment income	16,967,297

Expenses:
Advisory fees	7,646,979
Administrative services fees	243,130
Custodian fees	45,284
Distribution fees:
Class A	2,794,335
Class B	312,886
Class C	412,200
Class R	18,313
Transfer agent fees — A, B, C, R and Y	3,702,850
Transfer agent fees — R5	2,329
Trustees’ and officers’ fees and benefits	30,423
Reports to shareholders	1,844,358
Other	168,631
Total expenses	17,221,718
Less: Fees waived and expense offset arrangement(s)	(198,719)
Net expenses	17,022,999
Net investment income (loss)	(55,702)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $446,639)	81,752,695
Foreign currencies	(616)
81,752,079
Change in net unrealized appreciation of:
Investment securities	175,933,614
Foreign currencies	195
175,933,809
Net realized and unrealized gain	257,685,888
Net increase in net assets resulting from operations	$257,630,186

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Constellation Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income (loss)	$(55,702)	$(8,012,159)
Net realized gain	81,752,079	58,107,856
Change in net unrealized appreciation	175,933,809	54,698,337
Net increase in net assets resulting from operations	257,630,186	104,794,034

Share transactions–net:
Class A	(167,837,710)	(300,907,319)
Class B	(13,915,390)	(34,919,025)
Class C	(6,425,547)	(11,186,938)
Class R	(1,126,510)	(1,255,908)
Class Y	(408,671)	(1,550,705)
Class R5	(2,821,999)	(18,309,159)
Net increase (decrease) in net assets resulting from share transactions	(192,535,827)	(368,129,054)
Net increase (decrease) in net assets	65,094,359	(263,335,020)

Net assets:
Beginning of period	2,385,018,555	2,648,353,575
End of period (includes undistributed net investment income (loss) of $(8,094,069) and $(8,038,367), respectively)	$2,450,112,914	$2,385,018,555

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Constellation Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of five separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

10                         Invesco Constellation Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

11                         Invesco Constellation Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.80%
Over $150 million	0.625%

12                         Invesco Constellation Fund

Through December 31, 2013, the Adviser has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund’s average daily net assets) do not exceed the annual rate of:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4 billion	0.615%
Next $750 million	0.595%
Next $2.5 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $185,489.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $82,021 in front-end sales commissions from the sale of Class A shares and $246, $34,158 and $2,388 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2013, the Fund incurred $33,676 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Constellation Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,457,445,580	$16,253,560	$—	$2,473,699,140

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2013, the Fund engaged in securities purchases of $781,478 and securities sales of $5,566,863, which resulted in net realized gains of $446,639.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $13,230.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of

14                         Invesco Constellation Fund

December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$958,980,965	$—	$958,980,965

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $734,377,475 and $851,090,006, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$585,322,228
Aggregate unrealized (depreciation) of investment securities	(35,683,297)
Net unrealized appreciation of investment securities	$549,638,931

Cost of investments for tax purposes is $1,924,060,209.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,246,740	$30,549,829	2,344,408	$54,997,698
Class B	18,012	394,844	73,964	1,531,117
Class C	133,357	2,917,529	302,274	6,312,163
Class R	25,585	615,527	63,074	1,423,443
Class Y	105,879	2,623,967	150,315	3,472,101
Class R5	5,157	142,747	39,317	1,002,816

Automatic conversion of Class B shares to Class A shares:
Class A	308,856	7,694,401	941,927	21,704,390
Class B	(349,302)	(7,694,401)	(1,057,200)	(21,704,390)

Reacquired:
Class A	(8,368,336)	(206,081,940)	(16,269,173)	(377,609,407)
Class B	(303,510)	(6,615,833)	(709,241)	(14,745,752)
Class C	(429,084)	(9,343,076)	(847,835)	(17,499,101)
Class R	(72,557)	(1,742,037)	(118,679)	(2,679,351)
Class Y	(120,996)	(3,032,638)	(218,232)	(5,022,806)
Class R5	(104,309)	(2,964,746)	(696,397)	(19,311,975)
Net increase (decrease) in share activity	(7,904,508)	$(192,535,827)	(16,001,478)	$(368,129,054)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Constellation Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$23.31	$0.00	(d)	$2.62		$2.62	$—	$25.93	11.24%		$2,284,938	1.37	%(e)	1.39	%(e)	0.04	%(d)(e)	31%
Year ended 10/31/12	22.40	(0.06)		0.97		0.91	—	23.31	4.06		2,212,843	1.27		1.29		(0.26)		95
Year ended 10/31/11	21.86	(0.05)		0.59		0.54	—	22.40	2.47		2,417,873	1.27		1.29		(0.21)		126
Year ended 10/31/10	18.66	(0.05)		3.32	(f)	3.27	(0.07)	21.86	17.55	(f)	2,712,368	1.32		1.34		(0.26)		53
Year ended 10/31/09	17.79	0.08		0.79	(f)	0.87	—	18.66	4.89	(f)	2,684,240	1.42		1.44		0.44		90
Year ended 10/31/08	31.12	(0.04)		(13.29)		(13.33)	—	17.79	(42.83)		2,945,536	1.25		1.27		(0.16)		96
Class B
Six months ended 04/30/13	20.66	(0.08	)(d)	2.32		2.24	—	22.90	10.84		58,089	2.12	(e)	2.14	(e)	(0.71	)(d)(e)	31
Year ended 10/31/12	20.01	(0.21)		0.86		0.65	—	20.66	3.25		65,524	2.02		2.04		(1.01)		95
Year ended 10/31/11	19.66	(0.20)		0.55		0.35	—	20.01	1.78		97,318	2.02		2.04		(0.96)		126
Year ended 10/31/10	16.85	(0.18)		2.99	(f)	2.81	—	19.66	16.68	(f)	145,817	2.07		2.09		(1.01)		53
Year ended 10/31/09	16.20	(0.05)		0.70	(f)	0.65	—	16.85	4.01	(f)	179,737	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.54	(0.21)		(12.13)		(12.34)	—	16.20	(43.24)		281,592	2.00		2.02		(0.91)		96
Class C
Six months ended 04/30/13	20.65	(0.08	)(d)	2.32		2.24	—	22.89	10.85		83,927	2.12	(e)	2.14	(e)	(0.71	)(d)(e)	31
Year ended 10/31/12	20.00	(0.21)		0.86		0.65	—	20.65	3.25		81,825	2.02		2.04		(1.01)		95
Year ended 10/31/11	19.66	(0.20)		0.54		0.34	—	20.00	1.73		90,152	2.02		2.04		(0.96)		126
Year ended 10/31/10	16.85	(0.18)		2.99	(f)	2.81	—	19.66	16.68	(f)	100,596	2.07		2.09		(1.01)		53
Year ended 10/31/09	16.19	(0.05)		0.71	(f)	0.66	—	16.85	4.08	(f)	101,671	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.52	(0.21)		(12.12)		(12.33)	—	16.19	(43.23)		115,004	2.00		2.02		(0.91)		96
Class R
Six months ended 04/30/13	22.86	(0.03	)(d)	2.58		2.55	—	25.41	11.16		7,290	1.62	(e)	1.64	(e)	(0.21	)(d)(e)	31
Year ended 10/31/12	22.03	(0.12)		0.95		0.83	—	22.86	3.77		7,634	1.52		1.54		(0.51)		95
Year ended 10/31/11	21.55	(0.11)		0.59		0.48	—	22.03	2.23		8,581	1.52		1.54		(0.46)		126
Year ended 10/31/10	18.40	(0.10)		3.27	(f)	3.17	(0.02)	21.55	17.26	(f)	10,155	1.57		1.59		(0.51)		53
Year ended 10/31/09	17.59	0.03		0.78	(f)	0.81	—	18.40	4.60	(f)	8,987	1.67		1.69		0.19		90
Year ended 10/31/08	30.84	(0.10)		(13.15)		(13.25)	—	17.59	(42.96)		8,976	1.50		1.52		(0.41)		96
Class Y
Six months ended 04/30/13	23.49	0.04	(d)	2.64		2.68	—	26.17	11.41		13,243	1.12	(e)	1.14	(e)	0.29	(d)(e)	31
Year ended 10/31/12	22.53	(0.00)		0.96		0.96	—	23.49	4.26		12,246	1.02		1.04		(0.01)		95
Year ended 10/31/11	21.92	0.01		0.60		0.61	—	22.53	2.78		13,272	1.02		1.04		0.04		126
Year ended 10/31/10	18.71	0.00		3.32	(f)	3.32	(0.11)	21.92	17.83	(f)	13,229	1.07		1.09		(0.01)		53
Year ended 10/31/09	17.80	0.12		0.79	(f)	0.91	—	18.71	5.11	(f)	13,003	1.17		1.19		0.69		90
Year ended 10/31/08(g)	19.99	0.00		(2.19)		(2.19)	—	17.80	(10.96)		5,827	1.05	(h)	1.07	(h)	0.04	(h)	96
Class R5
Six months ended 04/30/13	26.13	0.07	(d)	2.94		3.01	—	29.14	11.52		2,626	0.91	(e)	0.93	(e)	0.50	(d)(e)	31
Year ended 10/31/12	25.00	0.06		1.07		1.13	—	26.13	4.52		4,947	0.78		0.80		0.23		95
Year ended 10/31/11	24.26	0.08		0.66		0.74	—	25.00	3.05		21,158	0.73		0.75		0.33		126
Year ended 10/31/10	20.70	0.07		3.68	(f)	3.75	(0.19)	24.26	18.22	(f)	24,534	0.76		0.78		0.30		53
Year ended 10/31/09	19.61	0.21		0.88	(f)	1.09	—	20.70	5.56	(f)	45,219	0.75		0.77		1.11		90
Year ended 10/31/08	34.14	0.09		(14.62)		(14.53)	—	19.61	(42.56)		52,187	0.78		0.80		0.31		96

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant dividends received during the period. Net Investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.03) and (0.22)%, $(0.11) and (0.97)%, $(0.11) and (0.97)%, $(0.06) and (0.47)%, $0.00 and 0.03% and $0.03 and 0.24% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,253,994, $63,096, $83,123, $7,386, $13,003 and $4,711 for Class A, Class B, Class C, Class R, Class Y, and Class R5 shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2010, would have been $2.62, $2.29, $2.29, $2.57, $2.62 and $2.98 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively, and total returns would have been lower; net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2009, would have been $0.61, $0.52, $0.53, $0.60, $0.61 and $0.70 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively, and total returns would have been lower.
(g)	Commencement date of October 3, 2008.
(h)	Annualized.

NOTE 12—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities (the “Reorganization”) to Invesco American Franchise Fund (the “Acquiring Fund”).

The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on July 2, 2013. Upon closing of the Reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

16                         Invesco Constellation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,112.40	$7.18	$1,018.00	$6.85	1.37%
B	1,000.00	1,108.40	11.08	1,014.28	10.59	2.12
C	1,000.00	1,108.50	11.08	1,014.28	10.59	2.12
R	1,000.00	1,111.60	8.48	1,016.76	8.10	1.62
Y	1,000.00	1,114.10	5.87	1,019.24	5.61	1.12
R5	1,000.00	1,115.20	4.77	1,020.28	4.56	0.91

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Constellation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                 CST-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Disciplined Equity Fund
Nasdaq:
Y: AWEIX

2 Fund Performance

3 Letters to Shareholders

4 Schedule of Investments

6 Financial Statements

8 Notes to Financial Statements

12 Financial Highlights

13 Fund Expenses

For the most current month-end Fund performance and commentary, please visitinvesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV).
Class Y Shares	13.15%
S&P 500 Index▼ (Broad Market Index)	14.42
Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns As of 4/30/13

Class Y Shares
Inception (12/1/05)	6.47%
5 Years	6.06
1 Year	14.91

Average Annual Total Returns As of 3/31/13, the most recent calendar quarter-end

Class Y Shares
Inception (12/1/05)	6.27%
5 Years	6.56
1 Year	11.59

Effective Sept. 21, 2009, Institutional Class shares of Atlantic Whitehall Equity Income Fund (the predecessor fund) were reorganized into Class Y shares of Invesco Disciplined Equity Fund. Returns shown prior to that date are those of the predecessor fund. Returns since that date are those of Class Y shares of Invesco Disciplined Equity Fund. Class Y share returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class Y shares was 0.79%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

2                         Invesco Disciplined Equity Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

    Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

    You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

    Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

     ■   Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco Disciplined Equity Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks–97.69%
Aerospace & Defense–3.68%
Boeing Co. (The)	63,200	$5,777,112
United Technologies Corp.	97,648	8,914,286
		14,691,398

Apparel Retail–1.60%
TJX Cos., Inc. (The)	130,893	6,383,652

Apparel, Accessories & Luxury Goods–1.59%
VF Corp.	35,623	6,348,731

Asset Management & Custody Banks–1.27%
BlackRock, Inc.	19,091	5,087,751

Automobile Manufacturers–0.46%
Ford Motor Co.	134,875	1,849,136

Cable & Satellite–2.90%
Comcast Corp.–Class A	173,059	7,147,337
DIRECTV(b)	78,285	4,427,799
		11,575,136

Communications Equipment–2.03%
Cisco Systems, Inc.	388,001	8,116,981

Computer Hardware–3.42%
Apple Inc.	30,917	13,688,502

Computer Storage & Peripherals–2.41%
EMC Corp.(b)	292,900	6,569,747
NetApp, Inc.(b)	88,230	3,078,345
		9,648,092

Consumer Finance–1.53%
Capital One Financial Corp.	105,955	6,122,080

Data Processing & Outsourced Services–7.71%
Alliance Data Systems Corp.(b)	24,220	4,160,269
Automatic Data Processing, Inc.	146,529	9,867,263
Fidelity National Information Services, Inc.	100,783	4,237,925
Fiserv, Inc. (b)	82,518	7,518,215
Visa Inc.–Class A	29,912	5,038,976
		30,822,648

Diversified Banks–3.84%
U.S. Bancorp	167,730	5,582,054
Wells Fargo & Co.	257,163	9,767,051
		15,349,105

Diversified Metals & Mining–1.44%
Freeport-McMoRan Copper & Gold Inc.	189,125	5,755,074

	Shares	Value
Drug Retail–2.82%
CVS Caremark Corp.	112,306	$6,533,963
Walgreen Co.	95,720	4,739,097
		11,273,060

Environmental & Facilities Services–1.44%
Republic Services, Inc.	169,376	5,772,334

General Merchandise Stores–2.90%
Dollar General Corp.(b)	85,100	4,432,859
Target Corp.	101,469	7,159,653
		11,592,512

Health Care Equipment–3.41%
Covidien PLC	113,380	7,238,179
Stryker Corp.	97,305	6,381,262
		13,619,441

Health Care Services–2.52%
Express Scripts Holding Co.(b)	170,004	10,093,137

Industrial Conglomerates–4.50%
Danaher Corp.	132,722	8,088,079
General Electric Co.	444,984	9,918,693
		18,006,772

Industrial Gases–2.17%
Praxair, Inc.	75,743	8,657,425

Internet Software & Services–2.18%
Google Inc.–Class A(b)	10,577	8,721,477

IT Consulting & Other Services–0.50%
Teradata Corp.(b)	39,110	1,997,348

Managed Health Care–4.82%
Aetna Inc.	181,979	10,452,874
UnitedHealth Group Inc.	147,095	8,815,403
		19,268,277

Metal & Glass Containers–1.63%
Crown Holdings, Inc.(b)	152,790	6,521,077

Multi-Utilities–1.32%
PG&E Corp.	108,867	5,273,517

Oil & Gas Exploration & Production–6.89%
Anadarko Petroleum Corp.	112,574	9,541,772
Apache Corp.	99,156	7,325,645
EQT Corp.	53,653	4,030,414
QEP Resources Inc.	231,087	6,634,508
		27,532,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Disciplined Equity Fund

	Shares	Value
Oil & Gas Storage & Transportation–5.08%
Kinder Morgan Inc.	178,690	$6,986,779
Spectra Energy Corp.	154,436	4,869,367
Williams Cos., Inc. (The)	221,901	8,461,085
		20,317,231

Other Diversified Financial Services–4.94%
Bank of America Corp.	464,425	5,717,072
Citigroup Inc.	99,398	4,637,910
JPMorgan Chase & Co.	191,771	9,398,697
		19,753,679

Packaged Foods & Meats–2.15%
H.J. Heinz Co.	118,421	8,576,049

Pharmaceuticals–3.44%
Johnson & Johnson	76,775	6,543,533
Merck & Co., Inc.	153,297	7,204,959
		13,748,492

Railroads–0.85%
Union Pacific Corp.	23,005	3,403,820

Restaurants–2.17%
McDonald’s Corp.	85,005	8,682,411

	Shares	Value
Soft Drinks–0.94%
PepsiCo, Inc.	45,703	$3,769,126

Systems Software–7.14%
BMC Software, Inc.(b)	97,169	4,419,246
Check Point Software Technologies Ltd. (Israel)(b)	74,140	3,456,407
Microsoft Corp.	316,313	10,469,960
Oracle Corp.	311,425	10,208,512
		28,554,125
Total Common Stocks (Cost $302,949,141)		390,571,935

Money Market Funds–1.79%
Liquid Assets Portfolio–Institutional Class(c)	3,580,458	3,580,458
Premier Portfolio–Institutional Class(c)	3,580,459	3,580,459
Total Money Market Funds (Cost $7,160,917)		7,160,917
TOTAL INVESTMENTS–99.48% (Cost $310,110,058)		397,732,852
OTHER ASSETS LESS LIABILITIES–0.52%		2,064,457
NET ASSETS–100.00%		$399,797,309

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Information Technology	25.4%
Health Care	14.2
Energy	12.0
Consumer Discretionary	11.6
Financials	11.6
Industrials	10.5
Consumer Staples	5.9
Materials	5.2
Utilities	1.3
Money Market Funds Plus Other Assets Less Liabilities	2.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Disciplined Equity Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $302,949,141)	$390,571,935
Investments in affiliated money market funds, at value and cost	7,160,917
Total investments, at value (Cost $310,110,058)	397,732,852
Receivable for:
Investments sold	4,157,068
Fund shares sold	995,581
Dividends	200,497
Investment for trustee deferred compensation and retirement plans	14,763
Other assets	9,859
Total assets	403,110,620

Liabilities:
Payable for:
Investments purchased	2,311,916
Fund shares reacquired	901,268
Accrued fees to affiliates	40,462
Accrued trustees’ and officers’ fees and benefits	2,415
Accrued other operating expenses	28,338
Trustee deferred compensation and retirement plans	28,912
Total liabilities	3,313,311
Net assets applicable to shares outstanding	$399,797,309

Net assets consist of:
Shares of beneficial interest	$304,604,423
Undistributed net investment income	964,549
Undistributed net realized gain	6,605,543
Unrealized appreciation	87,622,794
$399,797,309

Net Assets:
Class Y	$399,797,309

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class Y	31,438,633
Class Y:
Net asset value and offering price per share	$12.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Disciplined Equity Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends	$3,334,665
Dividends from affiliated money market funds	5,024
Total investment income	3,339,689

Expenses:
Advisory fees	1,210,122
Administrative services fees	40,478
Custodian fees	7,587
Transfer agent fees	86,409
Trustees’ and officers’ fees and benefits	15,371
Other	56,308
Total expenses	1,416,275
Less: Fees waived	(7,360)
Net expenses	1,408,915
Net investment income	1,930,774

Realized and unrealized gain from:
Net realized gain from investment securities	8,960,423
Change in net unrealized appreciation of investment securities	33,853,838
Net realized and unrealized gain	42,814,261
Net increase in net assets resulting from operations	$44,745,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Disciplined Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$1,930,774	$3,010,639
Net realized gain	8,960,423	11,415,029
Change in net unrealized appreciation	33,853,838	21,534,689
Net increase in net assets resulting from operations	44,745,035	35,960,357
Distributions to shareholders from net investment income — Class Y	(3,466,757)	(1,953,835)
Distributions to shareholders from net realized gains — Class Y	(11,412,444)	(4,146,472)

Share transactions–net:
Class Y	49,250,880	63,109,023
Net increase in net assets	79,116,714	92,969,073

Net assets:
Beginning of period	320,680,595	227,711,522
End of period (includes undistributed net investment income of $964,549 and $2,500,532, respectively)	$399,797,309	$320,680,595

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Disciplined Equity Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of five separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term capital appreciation and, secondarily, current income.

The Fund currently consists of one class of shares, Class Y. Class Y shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to

8                         Invesco Disciplined Equity Fund

indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

9                         Invesco Disciplined Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $1.5 billion	0.62%
Next $2.5 billion	0.595%
Next $2.5 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class Y shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $7,360.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class Y shares of the Fund. The Fund is not charged any fees pursuant with the distribution agreement with IDI.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

10                         Invesco Disciplined Equity Fund

As of April 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $73,534,668 and $34,816,883, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$88,246,641
Aggregate unrealized (depreciation) of investment securities	(2,966,319)
Net unrealized appreciation of investment securities	$85,280,322

Cost of investments for tax purposes is $312,452,530.

11                         Invesco Disciplined Equity Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class Y	5,177,942	$61,125,477	7,716,749	$85,730,527

Issued as reinvestment of dividends:
Class Y	1,096,158	12,342,736	494,629	5,104,575

Reacquired:
Class Y	(2,050,559)	(24,217,333)	(2,467,165)	(27,726,079)
Net increase in share activity	4,223,541	$49,250,880	5,744,213	$63,109,023

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class Y(c)
Six months ended 04/30/13	$11.78	$0.06	(d)	$1.42	$1.48	$(0.13)	$(0.41)	$(0.54)	$12.72	13.15%	$399,797	0.80	%(e)	0.80	%(e)	1.10	%(e)	10%
Year ended 10/31/12	10.61	0.12	(d)	1.33	1.45	(0.09)	(0.19)	(0.28)	11.78	14.05	320,681	0.78		0.79		1.07		22
Year ended 10/31/11	9.61	0.09	(d)	1.00	1.09	(0.09)	—	(0.09)	10.61	11.44	227,712	0.80		0.81		0.89		38
Year ended 10/31/10	8.47	0.09	(d)	1.13	1.22	(0.08)	(0.00)	(0.08)	9.61	14.51	188,719	0.74		0.75		0.96		34
Eleven months ended 10/31/09	7.08	0.08	(d)	1.43	1.51	(0.12)	(0.00)	(0.12)	8.47	21.80	166,898	1.12	(f)	1.33	(f)	1.16	(f)	44
Year ended 11/30/08	11.89	0.10		(3.71)	(3.61)	(0.13)	(1.07)	(1.20)	7.08	(33.81)	171,200	1.04		1.04		0.95		45
Year ended 11/30/08	11.00	0.11		0.80	0.91	(0.02)	(0.00)	(0.02)	11.89	8.14	284,846	1.01		1.05		1.08		95

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Prior to September 21, 2009, the Fund operated as Atlantic Whitehall Equity Income Fund. On such date, holders of Institutional Class received Class Y shares of the Fund.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $354,896.
(f)	Annualized.

12                         Invesco Disciplined Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
Y	$1,000.00	$1,131.50	$4.23	$1,020.83	$4.01	0.80%

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

13                         Invesco Disciplined Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	DEQ-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Diversified Dividend Fund

Nasdaq: A: LCEAX ■ B:LCEDX ■ C: LCEVX ■ R: DDFRX ■ Y: LCEYX ■ Investor: LCEIX R5: DDFIX ■ R6: LCEFX

2 Fund Performance 4 Letters to Shareholders 5 Schedule of Investments 7 Financial Statements 9 Notes to Financial Statements 16 Financial Highlights 17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.44%
Class B Shares	16.02
Class C Shares	16.04
Class R Shares	16.26
Class Y Shares	16.56
Investor Class Shares	16.47
Class R5 Shares	16.62
Class R6 Shares	16.66
S&P 500 Index▼(Broad Market Index)	14.42
Russell 1000 Value Index■(Style-Specific Index)	16.31
Lipper Large-Cap Value Funds Index¿ (Peer Group Index)	15.70

Sources(s):▼ Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                   ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Diversified Dividend Fund

Average Annual Total Returns

As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	6.49%
10 Years	8.66
5 Years	6.08
1 Year	15.63

Class B Shares
Inception (12/31/01)	6.52%
10 Years	8.67
5 Years	6.18
1 Year	16.55

Class C Shares
Inception (12/31/01)	6.27%
10 Years	8.51
5 Years	6.50
1 Year	20.49

Class R Shares
10 Years	9.06%
5 Years	7.06
1 Year	22.12

Class Y Shares
10 Years	9.41%
5 Years	7.55
1 Year	22.75

Investor Class Shares
10 Years	9.34%
5 Years	7.36
1 Year	22.43

Class R5 Shares
10 Years	9.57%
5 Years	7.69
1 Year	22.76

Class R6 Shares
10 Years	9.30%
5 Years	7.32
1 Year	22.62

Class R shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A

Average Annual Total Returns

As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charge

Class A Shares
Inception (12/31/01)	6.38%
10 Years	9.21
5 Years	6.60
1 Year	13.42

Class B Shares
Inception (12/31/01)	6.41%
10 Years	9.22
5 Years	6.71
1 Year	14.17

Class C Shares
Inception (12/31/01)	6.17%
10 Years	9.05
5 Years	7.00
1 Year	18.11

Class R Shares
10 Years	9.61%
5 Years	7.58
1 Year	19.69

Class Y Shares
10 Years	9.95%
5 Years	8.06
1 Year	20.31

Investor Class Shares
10 Years	9.89%
5 Years	7.87
1 Year	20.07

Class R5 Shares
10 Years	10.12%
5 Years	8.22
1 Year	20.48

Class R6 Shares
10 Years	9.84%
5 Years	7.84
1 Year	20.18

shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class , Class R5 and Class R6 shares was 0.92%, 1.67%, 1.67%, 1.17%,0.67%, 0.91%, 0.57% and 0.51%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

3 Invesco Diversified Dividend Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined process  to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.57%
Aerospace & Defense–3.67%
General Dynamics Corp.	1,626,193	$120,273,234
Raytheon Co.	2,104,411	129,168,747
		249,441,981

Air Freight & Logistics–1.21%
United Parcel Service, Inc.–Class B	955,470	82,017,545

Apparel Retail–0.50%
TJX Cos., Inc. (The)	696,815	33,983,668

Apparel, Accessories & Luxury Goods–0.53%
Columbia Sportswear Co.	617,333	36,175,714

Asset Management & Custody Banks–2.48%
Federated Investors, Inc.–Class B	3,731,144	85,667,066
Legg Mason, Inc.	2,601,209	82,874,519
		168,541,585

Auto Parts & Equipment–1.43%
Johnson Controls, Inc.	2,778,403	97,271,889

Brewers–2.53%
Heineken N.V. (Netherlands)	2,426,110	171,558,752

Building Products–1.55%
Masco Corp.	5,419,566	105,356,363

Consumer Finance–0.53%
Capital One Financial Corp.	618,558	35,740,281

Data Processing & Outsourced Services–1.62%
Automatic Data Processing, Inc.	1,635,559	110,138,543

Distillers & Vintners–0.34%
Treasury Wine Estates (Australia)	3,801,623	23,016,273

Drug Retail–1.95%
Walgreen Co.	2,674,260	132,402,613

Electric Utilities–7.99%
American Electric Power Co., Inc.	2,283,990	117,465,606
Duke Energy Corp.	1,308,566	98,404,163
Entergy Corp.	877,200	62,482,956
Exelon Corp.	3,563,003	133,648,243
Pepco Holdings, Inc.	3,514,696	79,432,130
PPL Corp.	1,523,067	50,839,976
		542,273,074

Food Distributors–1.93%
Sysco Corp.	3,752,905	130,826,268

Gas Utilities–1.18%
AGL Resources Inc.	1,829,311	80,215,287

General Merchandise Stores–1.89%
Target Corp.	1,821,807	128,546,702

	Shares	Value
Health Care Equipment–2.55%
Medtronic, Inc.	1,268,424	$59,210,032
Stryker Corp.	1,739,067	114,048,014
		173,258,046

Hotels, Resorts & Cruise Lines–1.57%
Accor S.A. (France)	1,191,890	39,399,950
Marriott International Inc.–Class A	1,563,472	67,323,105
		106,723,055

Household Products–4.07%
Kimberly–Clark Corp.	1,577,067	162,737,544
Procter & Gamble Co. (The)	1,478,323	113,490,856
		276,228,400

Housewares & Specialties–1.18%
Newell Rubbermaid Inc.	3,040,111	80,076,524

Industrial Machinery–1.80%
Pentair Ltd.	2,253,073	122,454,518

Integrated Oil & Gas–1.60%
Exxon Mobil Corp.	259,996	23,137,044
Total S.A. (France)	1,694,891	85,632,272
		108,769,316

Integrated Telecommunication Services–1.50%
AT&T Inc.	2,726,248	102,125,250

Investment Banking & Brokerage–1.73%
Charles Schwab Corp. (The)	6,911,075	117,211,832

Life & Health Insurance–3.01%
Lincoln National Corp.	2,455,084	83,497,407
Prudential Financial, Inc.	706,103	42,662,743
StanCorp Financial Group, Inc.	1,812,970	78,284,045
		204,444,195

Motorcycle Manufacturers–0.59%
Harley–Davidson, Inc.	736,619	40,256,228

Movies & Entertainment–1.33%
Time Warner Inc.	1,513,398	90,470,932

Multi-Utilities–3.71%
Consolidated Edison, Inc.	1,574,803	100,236,211
Dominion Resources, Inc.	968,048	59,709,201
Sempra Energy	1,113,856	92,282,969
		252,228,381

Office Services & Supplies–0.93%
Avery Dennison Corp.	1,520,380	63,019,751

Oil & Gas Equipment & Services–0.31%
Baker Hughes Inc.	463,996	21,060,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Diversified Dividend Fund

	Shares	Value
Packaged Foods & Meats–8.58%
Campbell Soup Co.	3,223,154	$149,586,577
General Mills, Inc.	4,173,637	210,434,778
Kraft Foods Group, Inc.	2,033,137	104,686,224
Mead Johnson Nutrition Co.	351,393	28,494,458
Mondelez International Inc.–Class A	2,853,701	89,748,897
		582,950,934

Paper Packaging–0.67%
Sonoco Products Co.	1,294,595	45,362,609

Paper Products–1.09%
International Paper Co.	1,570,386	73,776,734

Personal Products–1.01%
L’Oreal S.A. (France)	385,523	68,747,155

Pharmaceuticals–4.64%
Bristol–Myers Squibb Co.	1,023,486	40,652,864
Eli Lilly & Co.	1,949,311	107,952,843
Johnson & Johnson	1,480,954	126,221,709
Novartis AG (Switzerland)	540,897	40,217,994
		315,045,410

Property & Casualty Insurance–1.16%
Travelers Cos., Inc. (The)	923,439	78,870,925

Regional Banks–7.54%
Cullen/Frost Bankers, Inc.	601,327	36,326,164
Fifth Third Bancorp	5,436,900	92,590,407
M&T Bank Corp.	713,665	71,509,233
SunTrust Banks, Inc.	6,066,810	177,454,193
Zions Bancorp.	5,457,020	134,351,832
		512,231,829

	Shares	Value
Restaurants–0.55%
Brinker International, Inc.	962,724	$37,449,964

Semiconductors–2.24%
Linear Technology Corp.	1,530,931	55,878,981
Texas Instruments Inc.	2,654,141	96,106,446
		151,985,427

Soft Drinks–0.86%
Coca–Cola Co. (The)	1,371,204	58,043,065

Specialized REIT’s–1.09%
Weyerhaeuser Co.	2,435,708	74,313,451

Systems Software–0.85%
Microsoft Corp.	1,735,634	57,449,485

Thrifts & Mortgage Finance–1.52%
Hudson City Bancorp, Inc.	12,414,675	103,165,949

Tobacco–1.56%
Altria Group, Inc.	2,089,483	76,287,024
Philip Morris International Inc.	310,981	29,726,674
		106,013,698
Total Common Stocks & Other Equity Interests (Cost $4,671,914,593)		6,151,240,379

Money Market Funds–9.93%
Liquid Assets Portfolio–Institutional Class(b)	337,054,760	337,054,760
Premier Portfolio–Institutional Class(b)	337,054,759	337,054,759
Total Money Market Funds (Cost $674,109,519)		674,109,519
TOTAL INVESTMENTS–100.50% (Cost $5,346,024,112)		6,825,349,898
OTHER ASSETS LESS LIABILITIES–(0.50)%		(33,968,336)
NET ASSETS–100.00%		$6,791,381,562

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2013

Consumer Staples	22.8%
Financials	19.1
Utilities	12.9
Consumer Discretionary	9.6
Industrials	9.2
Health Care	7.2
Information Technology	4.7
Energy	1.9
Materials	1.7
Telecommunication Services	1.5
Money Market Funds Plus Other Assets Less Liabilities	9.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $4,671,914,593)	$6,151,240,379
Investments in affiliated money market funds, at value and cost	674,109,519
Total investments, at value (Cost $5,346,024,112)	6,825,349,898
Foreign currencies, at value	5,603
Receivable for:
Investments sold	2,900,241
Fund shares sold	21,084,363
Dividends	9,600,112
Investment for trustee deferred compensation and retirement plans	181,119
Other assets	141,391
Total assets	6,859,262,727

Liabilities:
Payable for:
Investments purchased	56,271,337
Fund shares reacquired	4,774,259
Foreign currency contracts outstanding	2,363,571
Accrued fees to affiliates	3,347,039
Accrued trustees’ and officers’ fees and benefits	7,449
Accrued other operating expenses	478,385
Trustee deferred compensation and retirement plans	639,125
Total liabilities	67,881,165
Net assets applicable to shares outstanding	$6,791,381,562

Net assets consist of:
Shares of beneficial interest	$5,312,375,947
Undistributed net investment income	9,798,190
Undistributed net realized gain (loss)	(7,733,112)
Unrealized appreciation	1,476,940,537
$6,791,381,562

Net Assets:
Class A	$3,086,203,428
Class B	$35,827,182
Class C	$206,117,172
Class R	$76,417,057
Class Y	$312,963,994
Investor Class	$1,750,821,478
Class R5	$1,104,945,280
Class R6	$218,085,971

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	200,660,367
Class B	2,354,429
Class C	13,559,848
Class R	4,954,517
Class Y	20,325,375
Investor Class	113,909,525
Class R5	71,837,716
Class R6	14,177,654
Class A:
Net asset value per share	$15.38
Maximum offering price per share
(Net asset value of $15.38 ÷ 94.50%)	$16.28
Class B:
Net asset value and offering price per share	$15.22
Class C:
Net asset value and offering price per share	$15.20
Class R:
Net asset value and offering price per share	$15.42
Class Y:
Net asset value and offering price per share	$15.40
Investor Class:
Net asset value and offering price per share	$15.37
Class R5:
Net asset value and offering price per share	$15.38
Class R6:
Net asset value and offering price per share	$15.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $514,104)	$81,106,110
Dividends from affiliated money market funds	286,560
Total investment income	81,392,670

Expenses:
Advisory fees	13,336,226
Administrative services fees	327,418
Custodian fees	142,622
Distribution fees:
Class A	3,376,664
Class B	178,080
Class C	856,088
Class R	132,581
Investor Class	1,758,473
Transfer agent fees — A, B, C, R, Y and Investor	3,038,144
Transfer agent fees — R5	443,667
Transfer agent fees — R6	1,723
Trustees’ and officers’ fees and benefits	58,298
Other	683,788
Total expenses	24,333,772
Less: Fees waived and expense offset arrangement(s)	(393,365)
Net expenses	23,940,407
Net investment income	57,452,263

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	42,464,228
Foreign currencies	59,952
Foreign currency contracts	977,743
43,501,923
Change in net unrealized appreciation (depreciation) of:
Investment securities	807,652,755
Foreign currencies	36,760
Foreign currency contracts	(2,463,499)
805,226,016
Net realized and unrealized gain	848,727,939
Net increase in net assets resulting from operations	$906,180,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$57,452,263	$84,307,438
Net realized gain	43,501,923	92,484,672
Change in net unrealized appreciation	805,226,016	554,259,918
Net increase in net assets resulting from operations	906,180,202	731,052,028

Distributions to shareholders from net investment income:
Class A	(25,178,432)	(40,822,555)
Class B	(202,861)	(377,286)
Class C	(947,751)	(1,402,210)
Class R	(414,392)	(436,894)
Class Y	(2,358,420)	(3,068,253)
Investor Class	(14,652,719)	(24,043,716)
Class R5	(9,560,772)	(13,890,176)
Class R6	(1,892,011)	—
Total distributions from net investment income	(55,207,358)	(84,041,090)

Distributions to shareholders from net realized gains:
Class A	(38,454,292)	(24,765,802)
Class B	(540,845)	(425,577)
Class C	(2,387,554)	(1,431,013)
Class R	(614,412)	(242,314)
Class Y	(2,747,052)	(1,512,055)
Investor Class	(22,192,075)	(14,522,561)
Class R5	(11,819,702)	(5,429,234)
Class R6	(2,533,633)	—
Total distributions from net realized gains	(81,289,565)	(48,328,556)

Share transactions–net:
Class A	209,320,408	103,451,976
Class B	(4,173,913)	(6,081,024)
Class C	29,854,280	16,093,826
Class R	31,084,596	15,023,251
Class Y	104,070,992	28,437,333
Investor Class	100,626,959	19,994,923
Class R5	263,966,001	187,983,114
Class R6	29,633,748	167,260,971
Net increase in net assets resulting from share transactions	764,383,071	532,164,370
Net increase in net assets	1,534,066,350	1,130,846,752

Net assets:
Beginning of period	5,257,315,212	4,126,468,460
End of period (includes undistributed net investment income of $9,798,190 and $7,553,285, respectively)	$6,791,381,562	$5,257,315,212

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of five separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities

9                         Invesco Diversified Dividend Fund

and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

10                         Invesco Diversified Dividend Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Diversified Dividend Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.60%
Next $350 million	0.55%
Next $1.3 billion	0.50%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 0.95%, 1.70%, 1.70%, 1.20%, 0.70%, 0.95%, 0.70% and 0.70%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $387,537.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $522,686 in front-end sales commissions from the sale of Class A shares and $3,525, $16,561 and $4,798 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2013, the Fund incurred $3,989 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods

12                         Invesco Diversified Dividend Fund

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $257,191,024 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,527,940,880	$297,409,018	$—	$6,825,349,898
Foreign Currency Contracts*	—	(2,363,571)	—	(2,363,571)
Total Investments	$6,527,940,880	$295,045,447	$—	$6,822,986,327

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Foreign currency contracts(a)	$—	$(2,363,571)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended April 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Foreign Currency Contracts*
Realized Gain
Currency risk	$977,743
Change in Unrealized Appreciation (Depreciation)
Currency risk	$(2,463,499)
Total	$(1,485,756)

*	The average notional value of foreign currency contracts outstanding during the period was $153,061,703, respectively.

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
5/24/13	State Street	EUR	135,482,382	USD	176,100,000	$178,463,571	$(2,363,571)

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,828.

13                         Invesco Diversified Dividend Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $8,514,95 of capital loss carryforward in the fiscal year ending October 31, 2013.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2015	$5,659,882	$—	$5,659,882
October 31, 2016	15,714,877	—	15,714,877
October 31, 2017	28,049,390	—	28,049,390
Not subject to expiration	1,198,040	—	1,198,040
	$50,622,189	$—	$50,622,189

*	Capital loss carryforward listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund and July 18, 2011, the date of reorganization of Invesco Dividend Growth Securities Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the dates of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $759,628,715 and $242,949,666, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,513,040,906
Aggregate unrealized (depreciation) of investment securities	(33,985,740)
Net unrealized appreciation of investment securities	$1,479,055,166

Cost of investments for tax purposes is $5,346,294,732.

14                         Invesco Diversified Dividend Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	25,071,449	$360,106,443	31,729,504	$402,464,197
Class B	202,268	2,850,715	525,275	6,520,931
Class C	2,991,639	42,637,629	3,210,568	40,187,584
Class R	2,605,842	37,485,173	1,910,937	24,322,427
Class Y	8,956,705	130,496,439	5,658,734	72,079,979
Investor Class	13,222,065	187,711,885	11,420,807	145,573,885
Class R5	22,804,292	325,114,804	35,378,535	444,742,491
Class R6(b)	4,067,816	61,863,516	12,412,871	168,937,129

Issued as reinvestment of dividends:
Class A	4,638,232	63,067,189	4,967,629	60,932,378
Class B	54,982	734,470	63,417	759,996
Class C	243,742	3,258,321	215,001	2,580,949
Class R	75,170	1,028,803	53,890	667,109
Class Y	354,553	4,857,530	318,305	3,926,778
Investor Class	2,594,521	35,250,335	2,941,733	36,062,527
Class R5	1,509,785	20,601,020	1,460,022	18,105,790
Class R6	325,369	4,425,644	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	201,665	2,964,428	556,586	7,005,178
Class B	(203,807)	(2,964,428)	(561,412)	(7,005,178)

Reacquired:
Class A	(15,381,658)	(216,817,652)	(29,054,991)	(366,949,777)
Class B	(341,216)	(4,794,670)	(508,862)	(6,356,773)
Class C	(1,142,187)	(16,041,670)	(2,138,945)	(26,674,707)
Class R	(521,336)	(7,429,380)	(780,531)	(9,966,285)
Class Y	(2,196,987)	(31,282,977)	(3,769,500)	(47,569,424)
Investor Class	(8,629,399)	(122,335,261)	(12,799,594)	(161,641,489)
Class R5	(5,703,806)	(81,749,823)	(20,809,253)	(274,865,167)
Class R6	(2,504,355)	(36,655,412)	(124,047)	(1,676,158)
Net increase in share activity	53,295,344	$764,383,071	42,276,679	$532,164,370

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

15                         Invesco Diversified Dividend Fund

NOTE 11 — Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$13.54	$0.14	$2.04	$2.18	$(0.13)	$(0.21)	$(0.34)	$15.38	16.44%	$3,086,203	0.87	%(d)	0.88	%(d)	1.94	%(d)	5%
Year ended 10/31/12	11.92	0.22	1.76	1.98	(0.22)	(0.14)	(0.36)	13.54	17.00	2,520,209	0.91		0.92		1.78		12
Year ended 10/31/11	11.67	0.19	0.29	0.48	(0.23)	—	(0.23)	11.92	4.15	2,121,824	0.94		0.97		1.64		20
Year ended 10/31/10	10.18	0.25	1.43	1.68	(0.19)	—	(0.19)	11.67	16.64	377,758	1.01		1.02		2.23		13
Year ended 10/31/09	9.43	0.19	0.75	0.94	(0.19)	—	(0.19)	10.18	10.42	185,274	1.11		1.12		2.17		24
Year ended 10/31/08	14.27	0.23	(3.89)	(3.66)	(0.24)	(0.94)	(1.18)	9.43	(27.56)	157,407	1.01		1.02		1.93		18
Class B
Six months ended 04/30/13	13.40	0.08	2.02	2.10	(0.07)	(0.21)	(0.28)	15.22	16.02	35,827	1.62	(d)	1.63	(d)	1.19	(d)	5
Year ended 10/31/12	11.80	0.13	1.74	1.87	(0.13)	(0.14)	(0.27)	13.40	16.12	35,401	1.66		1.67		1.03		12
Year ended 10/31/11	11.55	0.11	0.28	0.39	(0.14)	—	(0.14)	11.80	3.39	36,873	1.69		1.72		0.89		20
Year ended 10/31/10	10.08	0.16	1.42	1.58	(0.11)	—	(0.11)	11.55	15.75	32,600	1.76		1.77		1.48		13
Year ended 10/31/09	9.34	0.13	0.74	0.87	(0.13)	—	(0.13)	10.08	9.58	30,490	1.86		1.87		1.42		24
Year ended 10/31/08	14.14	0.15	(3.86)	(3.71)	(0.15)	(0.94)	(1.09)	9.34	(28.06)	36,934	1.69		1.76		1.25		18
Class C
Six months ended 04/30/13	13.38	0.08	2.02	2.10	(0.07)	(0.21)	(0.28)	15.20	16.04	206,117	1.62	(d)	1.63	(d)	1.19	(d)	5
Year ended 10/31/12	11.79	0.13	1.73	1.86	(0.13)	(0.14)	(0.27)	13.38	16.04	153,467	1.66		1.67		1.03		12
Year ended 10/31/11	11.53	0.11	0.29	0.40	(0.14)	—	(0.14)	11.79	3.48	120,031	1.69		1.72		0.89		20
Year ended 10/31/10	10.07	0.16	1.41	1.57	(0.11)	—	(0.11)	11.53	15.66	52,755	1.76		1.77		1.48		13
Year ended 10/31/09	9.33	0.13	0.74	0.87	(0.13)	—	(0.13)	10.07	9.59	36,573	1.86		1.87		1.42		24
Year ended 10/31/08	14.12	0.15	(3.85)	(3.70)	(0.15)	(0.94)	(1.09)	9.33	(28.02)	30,998	1.69		1.76		1.25		18
Class R
Six months ended 04/30/13	13.58	0.12	2.04	2.16	(0.11)	(0.21)	(0.32)	15.42	16.26	76,417	1.12	(d)	1.13	(d)	1.69	(d)	5
Year ended 10/31/12	11.96	0.19	1.76	1.95	(0.19)	(0.14)	(0.33)	13.58	16.66	37,948	1.16		1.17		1.53		12
Year ended 10/31/11	11.70	0.17	0.29	0.46	(0.20)	—	(0.20)	11.96	3.97	19,261	1.19		1.22		1.39		20
Year ended 10/31/10	10.19	0.22	1.46	1.68	(0.17)	—	(0.17)	11.70	16.55	7,693	1.26		1.27		1.98		13
Year ended 10/31/09	9.44	0.18	0.74	0.92	(0.17)	—	(0.17)	10.19	10.14	3,341	1.36		1.37		1.92		24
Year ended 10/31/08	14.28	0.20	(3.89)	(3.69)	(0.21)	(0.94)	(1.15)	9.44	(27.73)	902	1.26		1.27		1.68		18
Class Y
Six months ended 04/30/13	13.56	0.16	2.04	2.20	(0.15)	(0.21)	(0.36)	15.40	16.56	312,964	0.62	(d)	0.63	(d)	2.19	(d)	5
Year ended 10/31/12	11.94	0.26	1.76	2.02	(0.26)	(0.14)	(0.40)	13.56	17.26	179,087	0.66		0.67		2.03		12
Year ended 10/31/11	11.68	0.23	0.30	0.53	(0.27)	—	(0.27)	11.94	4.50	131,365	0.69		0.72		1.89		20
Year ended 10/31/10	10.19	0.28	1.43	1.71	(0.22)	—	(0.22)	11.68	16.91	31,529	0.76		0.77		2.48		13
Year ended 10/31/09	9.43	0.22	0.76	0.98	(0.22)	—	(0.22)	10.19	10.79	5,893	0.86		0.88		2.42		24
Year ended 10/31/08(e)	10.84	0.01	(1.42)	(1.41)	(0.00)	—	(0.00)	9.43	(13.01)	2,213	0.82	(f)	0.82	(f)	2.12	(f)	18
Investor Class
Six months ended 04/30/13	13.53	0.14	2.04	2.18	(0.13)	(0.21)	(0.34)	15.37	16.47	1,750,821	0.85	(d)	0.86	(d)	1.96	(d)	5
Year ended 10/31/12	11.92	0.23	1.75	1.98	(0.23)	(0.14)	(0.37)	13.53	16.95	1,444,060	0.90		0.91		1.79		12
Year ended 10/31/11	11.66	0.21	0.29	0.50	(0.24)	—	(0.24)	11.92	4.32	1,253,533	0.87		0.90		1.71		20
Year ended 10/31/10	10.18	0.26	1.42	1.68	(0.20)	—	(0.20)	11.66	16.62	1,089,663	0.92		0.93		2.32		13
Year ended 10/31/09	9.42	0.20	0.76	0.96	(0.20)	—	(0.20)	10.18	10.63	986,096	1.01		1.03		2.27		24
Year ended 10/31/08	14.26	0.24	(3.89)	(3.65)	(0.25)	(0.94)	(1.19)	9.42	(27.50)	963,835	0.93		0.94		2.01		18
Class R5
Six months ended 04/30/13	13.54	0.16	2.04	2.20	(0.15)	(0.21)	(0.36)	15.38	16.62	1,104,945	0.59	(d)	0.60	(d)	2.22	(d)	5
Year ended 10/31/12	11.92	0.27	1.76	2.03	(0.27)	(0.14)	(0.41)	13.54	17.39	720,726	0.56		0.57		2.13		12
Year ended 10/31/11	11.67	0.24	0.29	0.53	(0.28)	—	(0.28)	11.92	4.53	443,581	0.58		0.59		2.00		20
Year ended 10/31/10	10.18	0.29	1.43	1.72	(0.23)	—	(0.23)	11.67	17.05	254,392	0.64		0.65		2.61		13
Year ended 10/31/09	9.43	0.23	0.75	0.98	(0.23)	—	(0.23)	10.18	10.88	58,842	0.69		0.69		2.60		24
Year ended 10/31/08	14.26	0.27	(3.88)	(3.61)	(0.28)	(0.94)	(1.22)	9.43	(27.25)	39,425	0.67		0.68		2.27		18
Class R6
Six months ended 04/30/13	13.54	0.16	2.05	2.21	(0.16)	(0.21)	(0.37)	15.38	16.66	218,086	0.49	(d)	0.50	(d)	2.32	(d)	5
Year ended 10/31/12(e)	13.61	0.03	(0.10)	(0.07)	—	—	—	13.54	(0.51)	166,418	0.49	(f)	0.50	(f)	2.20	(f)	12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,261,900,843 and sold of $210,298,763 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Dividend Growth Securities Fund, Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,723,718, $35,911, $172,637, $53,472, $222,681, $1,569,524 , $895,095 and $169,085 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.
(f)	Annualized.

16                         Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,164.40	$4.67	$1,020.48	$4.36	0.87%
B	1,000.00	1,160.20	8.68	1,016.76	8.10	1.62
C	1,000.00	1,160.40	8.68	1,016.76	8.10	1.62
R	1,000.00	1,162.60	6.01	1,019.24	5.61	1.12
Y	1,000.00	1,165.60	3.33	1,021.72	3.11	0.62
Investor	1,000.00	1,164.70	4.56	1,020.58	4.26	0.85
R5	1,000.00	1,166.20	3.17	1,021.87	2.96	0.59
R6	1,000.00	1,166.60	2.63	1,022.36	2.46	0.49

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Diversified Dividend Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	DDI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Summit Fund

Nasdaq: A: ASMMX ■ B: BSMMX ■ C: CSMMX ■ P: SMMIX ■ S: SMMSX ■ Y: ASMYX ■ R5: SMITX

2 Fund Performance 4 Letters to Shareholders 5 Schedule of Investments 8 Financial Statements 10 Notes to Financial Statements 16 Financial Highlights 17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.12%
Class B Shares	11.59
Class C Shares	11.62
Class P Shares	12.13
Class S Shares	12.13
Class Y Shares	12.13
Class R5 Shares	12.28
S&P 500 Index▼ (Broad Market Index)	14.42
Russell 1000 Growth Index■ (Style-Specific Index)	13.71
Lipper Multi-Cap Growth Funds Index¿ (Peer Group Index)	14.34

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Summit Fund

Average Annual Total Returns

As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	3.71%
5 Years	0.36
1 Year	4.53

Class B Shares
Inception (10/31/05)	3.73%
5 Years	0.39
1 Year	4.71

Class C Shares
Inception (10/31/05)	3.70%
5 Years	0.74
1 Year	8.82

Class P Shares
Inception (11/1/82)	8.71%
10 Years	7.79
5 Years	1.66
1 Year	10.74

Class S Shares
Inception	4.56%
5 Years	1.60
1 Year	10.74

Class Y Shares
Inception	4.65%
5 Years	1.74
1 Year	10.91

Class R5 Shares
Inception	4.74%
5 Years	1.86
1 Year	11.05

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share perfor-mance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share perfor-mance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future

Average Annual Total Returns

As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	3.60%
5 Years	1.27
1 Year	1.70

Class B Shares
Inception (10/31/05)	3.63%
5 Years	1.32
1 Year	1.78

Class C Shares
Inception (10/31/05)	3.60%
5 Years	1.65
1 Year	5.80

Class P Shares
Inception (11/1/82)	8.70%
10 Years	8.33
5 Years	2.57
1 Year	7.74

Class S Shares
Inception	4.45%
5 Years	2.51
1 Year	7.65

Class Y Shares
Inception	4.56%
5 Years	2.67
1 Year	7.90

Class R5 Shares
Inception	4.63%
5 Years	2.78
1 Year	7.96

results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares was 1.08%, 1.83%, 1.83%, 0.93%, 0.98%, 0.83% and 0.72%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on
Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y and Class R5 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

    The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Summit Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■       Manage investments – Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined process  to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Summit Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.92%
Advertising–0.90%
Interpublic Group of Cos., Inc. (The)	1,061,365	$14,689,292

Aerospace & Defense–2.79%
Boeing Co. (The)	190,561	17,419,181
Precision Castparts Corp.	71,828	13,739,978
United Technologies Corp.	156,951	14,328,057
		45,487,216

Apparel Retail–1.47%
Gap, Inc. (The)	631,920	24,006,641

Apparel, Accessories & Luxury Goods–1.39%
Coach, Inc.	221,738	13,051,499
Michael Kors Holdings Ltd.(b)	100,695	5,733,573
Prada S.p.A. (Italy)(c)	433,800	3,922,120
		22,707,192

Application Software–1.29%
Cadence Design Systems, Inc.(b)	571,880	7,891,944
Citrix Systems, Inc.(b)	210,951	13,114,824
		21,006,768

Asset Management & Custody Banks–0.84%
Affiliated Managers Group, Inc.(b)	88,324	13,750,280

Auto Parts & Equipment–0.62%
Tenneco Inc.(b)	261,767	10,122,530

Automobile Manufacturers–0.94%
General Motors Co.(b)	494,803	15,259,724

Biotechnology–5.69%
Acorda Therapeutics Inc.(b)	428,244	16,945,615
Amgen Inc.	171,619	17,884,416
Celgene Corp.(b)	212,639	25,106,287
Gilead Sciences, Inc.(b)	647,236	32,776,031
		92,712,349

Broadcasting–2.05%
CBS Corp.–Class B	283,086	12,959,677
Scripps Networks Interactive–Class A	308,225	20,521,621
		33,481,298

Cable & Satellite–4.16%
Comcast Corp.–Class A	538,458	22,238,315
DIRECTV(b)	560,642	31,709,912
DISH Network Corp.–Class A	354,496	13,892,698
		67,840,925

Commodity Chemicals–0.53%
LyondellBasell Industries N.V.–Class A	141,801	8,607,321

	Shares	Value
Communications Equipment–3.53%
Cisco Systems, Inc.	806,004	$16,861,604
QUALCOMM, Inc.	503,558	31,029,244
Telefonaktiebolaget LM Ericsson–ADR (Sweden)	778,321	9,581,131
		57,471,979

Computer Hardware–5.05%
Apple Inc.	185,977	82,341,317

Computer Storage & Peripherals–1.50%
EMC Corp.(b)	1,090,505	24,460,027

Construction & Engineering–0.98%
Fluor Corp.	89,981	5,127,117
Foster Wheeler AG (Switzerland)(b)	515,878	10,885,026
		16,012,143

Construction & Farm Machinery & Heavy Trucks–1.90%
Cummins Inc.	185,573	19,743,111
Joy Global Inc.	198,176	11,200,908
		30,944,019

Consumer Finance–0.74%
Capital One Financial Corp.	207,419	11,984,670

Data Processing & Outsourced Services–2.30%
Genpact Ltd.	647,732	12,047,815
MasterCard, Inc.–Class A	15,110	8,354,772
Visa Inc.–Class A	101,342	17,072,074
		37,474,661

Department Stores–1.11%
Macy’s, Inc.	404,359	18,034,411

Electrical Components & Equipment–1.60%
AMETEK, Inc.	339,132	13,806,064
Regal-Beloit Corp.	156,533	12,306,624
		26,112,688

Electronic Components–0.92%
Amphenol Corp.–Class A	199,500	15,066,240

Fertilizers & Agricultural Chemicals–1.82%
Monsanto Co.	148,791	15,893,855
Mosaic Co. (The)	222,629	13,711,720
		29,605,575

Food Retail–1.54%
Kroger Co. (The)	731,643	25,153,886

General Merchandise Stores–0.89%
Dollar General Corp.(b)	277,936	14,477,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Summit Fund

	Shares	Value
Health Care Equipment–1.37%
Abbott Laboratories	288,890	$10,665,819
Covidien PLC	183,339	11,704,362
		22,370,181

Health Care Facilities–0.52%
HCA Holdings, Inc.	213,503	8,516,635

Health Care Services–0.91%
Express Scripts Holding Co.(b)	251,099	14,907,748

Heavy Electrical Equipment–0.72%
ABB Ltd. (Switzerland)	520,019	11,800,921

Home Improvement Retail–1.66%
Home Depot, Inc. (The)	246,957	18,114,296
Lowe’s Cos., Inc.	231,328	8,887,622
		27,001,918

Homebuilding–1.50%
PulteGroup Inc.(b)	510,159	10,708,238
Taylor Morrison Home Corp.–Class A(b)	529,830	13,659,017
		24,367,255

Hotels, Resorts & Cruise Lines–1.08%
Norwegian Cruise Line Holdings Ltd.(b)	232,647	7,214,384
Royal Caribbean Cruises Ltd.	284,087	10,377,698
		17,592,082

Household Products–1.05%
Procter & Gamble Co. (The)	222,057	17,047,316

Hypermarkets & Super Centers–0.89%
Wal-Mart Stores, Inc.	186,417	14,488,329

Industrial Conglomerates–0.85%
Danaher Corp.	228,481	13,923,632

Industrial Gases–0.72%
Praxair, Inc.	102,030	11,662,029

Industrial Machinery–0.96%
Ingersoll-Rand PLC	290,513	15,629,599

Insurance Brokers–0.54%
Aon PLC	144,550	8,723,592

Integrated Oil & Gas–1.51%
Occidental Petroleum Corp.	276,557	24,685,478

Internet Retail–2.00%
Amazon.com, Inc.(b)	64,985	16,493,843
Priceline.com Inc.(b)	23,115	16,087,809
		32,581,652

Internet Software & Services–4.73%
Baidu, Inc.–ADR (China)(b)	121,534	10,433,694
eBay Inc.(b)	212,753	11,146,129
Facebook Inc.–Class A(b)	459,863	12,765,797

	Shares	Value
Internet Software & Services–(continued)
Google Inc.–Class A(b)	51,735	$42,659,129
		77,004,749

Investment Banking & Brokerage–0.72%
Goldman Sachs Group, Inc. (The)	80,178	11,711,600

IT Consulting & Other Services–0.96%
Accenture PLC–Class A	192,776	15,699,677

Life Sciences Tools & Services–0.41%
Thermo Fisher Scientific, Inc.	82,495	6,655,697

Metal & Glass Containers–0.34%
Greif Inc.–Class A	113,938	5,488,393

Oil & Gas Equipment & Services–2.77%
Cameron International Corp.(b)	313,095	19,270,997
Schlumberger Ltd.	238,532	17,753,937
Superior Energy Services, Inc.(b)	294,603	8,128,097
		45,153,031

Oil & Gas Exploration & Production–1.05%
Apache Corp.	230,631	17,039,018

Other Diversified Financial Services–1.35%
JPMorgan Chase & Co.	449,340	22,022,153

Packaged Foods & Meats–2.63%
Kraft Foods Group, Inc.	162,002	8,341,483
Mondelez International Inc.–Class A	1,096,773	34,493,511
		42,834,994

Pharmaceuticals–4.76%
AbbVie Inc.	288,890	13,303,385
Allergan, Inc.	122,199	13,875,696
Johnson & Johnson	146,573	12,492,417
Pfizer Inc.	1,219,071	35,438,394
Zoetis Inc.	75,492	2,492,746
		77,602,638

Property & Casualty Insurance–0.56%
ACE Ltd.	103,211	9,200,228

Railroads–0.66%
Norfolk Southern Corp.	139,855	10,827,574

Regional Banks–1.73%
Fifth Third Bancorp	734,342	12,505,844
First Republic Bank	411,116	15,614,186
		28,120,030

Semiconductors–2.42%
Avago Technologies Ltd.	234,788	7,503,824
Fairchild Semiconductor International, Inc.(b)	586,762	7,569,230
Maxim Integrated Products, Inc.	290,471	8,984,268
NXP Semiconductors N.V. (Netherlands)(b)	560,096	15,430,645
		39,487,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Summit Fund

	Shares	Value
Soft Drinks–2.63%
Coca-Cola Co. (The)	407,717	$17,258,661
PepsiCo, Inc.	309,571	25,530,320
		42,788,981

Specialty Stores–0.64%
Vitamin Shoppe, Inc.(b)	211,743	10,407,168

Systems Software–3.36%
Check Point Software Technologies Ltd. (Israel)(b)	300,376	14,003,529
Microsoft Corp.	639,602	21,170,826
Oracle Corp.	596,280	19,546,059
		54,720,414

Trucking–1.00%
J.B. Hunt Transport Services, Inc.	229,481	16,309,215

	Shares	Value
Wireless Telecommunication Services–1.37%
SBA Communications Corp.–Class A (b)	130,812	$10,332,840
Sprint Nextel Corp.(b)	1,704,672	12,017,937
		22,350,777
Total Common Stocks & Other Equity Interests (Cost $1,141,932,640)		1,579,533,509

Money Market Funds–2.56%
Liquid Assets Portfolio–Institutional Class(d)	20,886,484	20,886,484
Premier Portfolio–Institutional Class(d)	20,886,485	20,886,485
Total Money Market Funds (Cost $41,772,969)		41,772,969
TOTAL INVESTMENTS–99.48% (Cost $1,183,705,609)		1,621,306,478
OTHER ASSETS LESS LIABILITIES–0.52%		8,405,228
NET ASSETS–100.00%		$1,629,711,706

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2013 represented less than 1% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Information Technology	26.0%
Consumer Discretionary	20.4
Health Care	13.7
Industrials	11.5
Consumer Staples	8.7
Financials	6.5
Energy	5.3
Materials	3.4
Telecommunication Services	1.4
Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,141,932,640)	$1,579,533,509
Investments in affiliated money market funds, at value and cost	41,772,969
Total investments, at value (Cost $1,183,705,609)	1,621,306,478
Receivable for:
Investments sold	14,328,918
Fund shares sold	52,003
Dividends	1,222,608
Investment for trustee deferred compensation and retirement plans	120,266
Other assets	68,207
Total assets	1,637,098,480

Liabilities:
Payable for:
Investments purchased	5,459,861
Fund shares reacquired	1,008,812
Accrued fees to affiliates	440,045
Accrued trustees’ and officers’ fees and benefits	3,616
Accrued other operating expenses	64,543
Trustee deferred compensation and retirement plans	409,897
Total liabilities	7,386,774
Net assets applicable to shares outstanding	$1,629,711,706

Net assets consist of:
Shares of beneficial interest	$1,293,151,978
Undistributed net investment income	1,576,930
Undistributed net realized gain (loss)	(102,623,533)
Unrealized appreciation	437,606,331
$1,629,711,706

Net Assets:
Class A	$23,467,591
Class B	$881,457
Class C	$2,252,645
Class P	$1,598,478,718
Class S	$4,064,378
Class Y	$463,743
Class R5	$103,174

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	1,655,370
Class B	64,463
Class C	165,097
Class P	112,135,686
Class S	286,323
Class Y	32,654
Class R5	7,262
Class A:
Net asset value per share	$14.18
Maximum offering price per share
(Net asset value of $14.18 ÷ 94.50%)	$15.01
Class B:
Net asset value and offering price per share	$13.67
Class C:
Net asset value and offering price per share	$13.64
Class P:
Net asset value and offering price per share	$14.25
Class S:
Net asset value and offering price per share	$14.20
Class Y:
Net asset value and offering price per share	$14.20
Class R5:
Net asset value and offering price per share	$14.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $125,325)	$11,023,311
Dividends from affiliated money market funds (includes securities lending income of $1,121)	19,605
Total investment income	11,042,916

Expenses:
Advisory fees	5,034,189
Administrative services fees	191,780
Custodian fees	25,607
Distribution fees:
Class A	29,740
Class B	4,732
Class C	9,987
Class P	772,979
Class S	2,945
Transfer agent fees — A, B, C, P, S and Y	1,052,714
Transfer agent fees — R5	9
Trustees’ and officers’ fees and benefits	25,975
Other	117,663
Total expenses	7,268,320
Less: Fees waived and expense offset arrangement(s)	(30,475)
Net expenses	7,237,845
Net investment income	3,805,071

Realized and unrealized gain from:
Net realized gain from:
Investment securities	75,131,129
Foreign currencies	572
75,131,701
Change in net unrealized appreciation of:
Investment securities	103,207,489
Foreign currencies	5,322
103,212,811
Net realized and unrealized gain	178,344,512
Net increase in net assets resulting from operations	$182,149,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$3,805,071	$3,835,905
Net realized gain	75,131,701	37,078,710
Change in net unrealized appreciation	103,212,811	109,095,202
Net increase in net assets resulting from operations	182,149,583	150,009,817

Distributions to shareholders from net investment income:
Class A	(43,880)	(3,510)
Class P	(4,973,000)	(2,372,724)
Class S	(11,070)	(5,545)
Class Y	(2,163)	(3,118)
Class R5	(721)	(261)
Total distributions from net investment income	(5,030,834)	(2,385,158)

Share transactions–net:
Class A	(1,927,695)	2,987,140
Class B	(137,803)	(269,461)
Class C	455,317	(381,914)
Class P	(93,697,245)	(171,477,675)
Class S	(274,944)	(579,936)
Class Y	(69,495)	(826,901)
Class R5	(33,250)	39,475
Net increase (decrease) in net assets resulting from share transactions	(95,685,115)	(170,509,272)
Net increase (decrease) in net assets	81,433,634	(22,884,613)

Net assets:
Beginning of period	1,548,278,072	1,571,162,685
End of period (includes undistributed net investment income of $1,576,930 and $2,802,693, respectively)	$1,629,711,706	$1,548,278,072

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of five separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class P, Class S, Class Y and Class R5. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco Summit Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

11                         Invesco Summit Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12                         Invesco Summit Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 million	1.00%
Next $140 million	0.75%
Over $150 million	0.625%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.85%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $25,499.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class P and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $6,282 in front-end sales commissions from the sale of Class A shares and $0, $207 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2013, the Fund incurred $13,445 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the

13                         Invesco Summit Fund

securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,605,583,437	$15,723,041	$—	$1,621,306,478

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from period overnight cash balanced at the custodian. For the six months ended April 30, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $4,976.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$176,125,809	$—	$176,125,809

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14                         Invesco Summit Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $201,381,339 and $300,932,054, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$460,163,376
Aggregate unrealized (depreciation) of investment securities	(24,191,933)
Net unrealized appreciation of investment securities	$435,971,443

Cost of investments for tax purposes is $1,185,335,035.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	345,335	$4,554,274	1,070,831	$13,190,161
Class B	9,736	122,781	21,019	244,005
Class C	60,209	772,757	176,652	2,186,738
Class P	2,186,703	29,252,025	5,083,729	62,566,787
Class S	9,010	119,846	18,947	233,112
Class Y	512	6,651	5,076	65,295
Class R5	—	—	3,071	39,253

Issued as reinvestment of dividends:
Class A	3,239	41,361	303	3,456
Class P	383,821	4,928,261	205,145	2,350,958
Class S	865	11,070	484	5,520
Class Y	99	1,269	172	1,956
Class R5	51	647	20	222

Automatic conversion of Class B shares to Class A shares:
Class A	5,565	75,620	12,609	153,633
Class B	(5,764)	(75,620)	(12,997)	(153,633)

Reacquired:
Class A	(490,628)	(6,598,950)	(828,991)	(10,360,110)
Class B	(14,042)	(184,964)	(30,026)	(359,833)
Class C	(24,173)	(317,440)	(222,894)	(2,568,652)
Class P	(9,501,058)	(127,877,531)	(19,113,776)	(236,395,420)
Class S	(30,312)	(405,860)	(64,852)	(818,568)
Class Y	(5,664)	(77,415)	(69,922)	(894,152)
Class R5	(2,478)	(33,897)	—	—
Net increase (decrease) in share activity	(7,068,974)	$(95,685,115)	(13,745,400)	$(170,509,272)

15                         Invesco Summit Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$12.67	$0.02	$1.51	$1.53	$(0.02)	$—	$(0.02)	$14.18	12.12%	$23,468	1.07	%(d)	1.07	%(d)	0.33	%(d)	13%
Year ended 10/31/12	11.56	0.01	1.10	1.11	(0.00)	—	(0.00)	12.67	9.62	22,712	1.08		1.08		0.09		36
Year ended 10/31/11	11.09	0.00	0.47	0.47	(0.00)	—	(0.00)	11.56	4.25	17,763	1.06		1.07		0.00		59
Year ended 10/31/10	9.55	0.00	1.61	1.61	(0.07)	—	(0.07)	11.09	16.89	21,981	1.09		1.10		0.00		53
Year ended 10/31/09	9.81	0.06	0.33	0.39	(0.05)	(0.60)	(0.65)	9.55	4.99	24,855	1.12		1.13		0.70		89
Year ended 10/31/08	15.42	0.05	(5.40)	(5.35)	(0.06)	(0.20)	(0.26)	9.81	(35.26)	25,529	1.06		1.07		0.34		79
Class B
Six months ended 04/30/13	12.25	(0.03)	1.45	1.42	—	—	—	13.67	11.59	881	1.82	(d)	1.82	(d)	(0.42	)(d)	13
Year ended 10/31/12	11.24	(0.08)	1.09	1.01	—	—	—	12.25	8.99	913	1.83		1.83		(0.66)		36
Year ended 10/31/11	10.87	(0.09)	0.46	0.37	—	—	—	11.24	3.40	1,085	1.81		1.82		(0.75)		59
Year ended 10/31/10	9.37	(0.08)	1.58	1.50	—	—	—	10.87	16.01	1,477	1.84		1.85		(0.75)		53
Year ended 10/31/09	9.64	(0.00)	0.33	0.33	—	(0.60)	(0.60)	9.37	4.31	1,975	1.87		1.88		(0.05)		89
Year ended 10/31/08	15.20	(0.05)	(5.30)	(5.35)	(0.01)	(0.20)	(0.21)	9.64	(35.70)	3,256	1.81		1.82		(0.41)		79
Class C
Six months ended 04/30/13	12.22	(0.03)	1.45	1.42	—	—	—	13.64	11.62	2,253	1.82	(d)	1.82	(d)	(0.42	)(d)	13
Year ended 10/31/12	11.23	(0.08)	1.07	0.99	—	—	—	12.22	8.82	1,577	1.83		1.83		(0.66)		36
Year ended 10/31/11	10.85	(0.09)	0.47	0.38	—	—	—	11.23	3.50	1,968	1.81		1.82		(0.75)		59
Year ended 10/31/10	9.36	(0.08)	1.57	1.49	—	—	—	10.85	15.92	2,435	1.84		1.85		(0.75)		53
Year ended 10/31/09	9.63	(0.00)	0.33	0.33	—	(0.60)	(0.60)	9.36	4.31	3,145	1.87		1.88		(0.05)		89
Year ended 10/31/08	15.20	(0.05)	(5.31)	(5.36)	(0.01)	(0.20)	(0.21)	9.63	(35.77)	4,408	1.81		1.82		(0.41)		79
Class P
Six months ended 04/30/13	12.75	0.03	1.51	1.54	(0.04)	—	(0.04)	14.25	12.13	1,598,479	0.92	(d)	0.92	(d)	0.48	(d)	13
Year ended 10/31/12	11.63	0.03	1.11	1.14	(0.02)	—	(0.02)	12.75	9.80	1,518,577	0.93		0.93		0.24		36
Year ended 10/31/11	11.15	0.02	0.48	0.50	(0.02)	—	(0.02)	11.63	4.46	1,545,006	0.91		0.92		0.15		59
Year ended 10/31/10	9.60	0.02	1.60	1.62	(0.07)	—	(0.07)	11.15	16.97	1,663,462	0.94		0.95		0.15		53
Year ended 10/31/09	9.85	0.08	0.33	0.41	(0.06)	(0.60)	(0.66)	9.60	5.22	1,572,776	0.97		0.98		0.85		89
Year ended 10/31/08	15.47	0.07	(5.42)	(5.35)	(0.07)	(0.20)	(0.27)	9.85	(35.17)	1,554,240	0.91		0.92		0.49		79
Class S
Six months ended 04/30/13	12.70	0.03	1.51	1.54	(0.04)	—	(0.04)	14.20	12.13	4,064	0.97	(d)	0.97	(d)	0.43	(d)	13
Year ended 10/31/12	11.58	0.02	1.12	1.14	(0.02)	—	(0.02)	12.70	9.82	3,896	0.98		0.98		0.19		36
Year ended 10/31/11	11.11	0.01	0.47	0.48	(0.01)	—	(0.01)	11.58	4.36	4,078	0.96		0.97		0.10		59
Year ended 10/31/10	9.56	0.01	1.61	1.62	(0.07)	—	(0.07)	11.11	16.99	4,246	0.99		1.00		0.10		53
Year ended 10/31/09(e)	9.65	0.01	(0.10)	(0.09)	—	—	—	9.56	(0.93)	312	0.95	(f)	0.96	(f)	0.87	(f)	89
Class Y
Six months ended 04/30/13	12.72	0.04	1.50	1.54	(0.06)	—	(0.06)	14.20	12.13	464	0.82	(d)	0.82	(d)	0.58	(d)	13
Year ended 10/31/12	11.58	0.04	1.13	1.17	(0.03)	—	(0.03)	12.72	10.14	479	0.83		0.83		0.34		36
Year ended 10/31/11	11.11	0.03	0.47	0.50	(0.03)	—	(0.03)	11.58	4.48	1,186	0.81		0.82		0.25		59
Year ended 10/31/10	9.56	0.03	1.60	1.63	(0.08)	—	(0.08)	11.11	17.14	1,422	0.84		0.85		0.25		53
Year ended 10/31/09	9.81	0.09	0.32	0.41	(0.06)	(0.60)	(0.66)	9.56	5.26	2,201	0.87		0.88		0.95		89
Year ended 10/31/08(e)	10.98	0.00	(1.17)	(1.17)	—	—	—	9.81	(10.66)	224	0.85	(f)	0.86	(f)	0.55	(f)	79
Class R5
Six months ended 04/30/13	12.73	0.04	1.51	1.55	(0.07)	—	(0.07)	14.21	12.28	103	0.70	(d)	0.70	(d)	0.70	(d)	13
Year ended 10/31/12	11.60	0.06	1.11	1.17	(0.04)	—	(0.04)	12.73	10.12	123	0.72		0.72		0.45		36
Year ended 10/31/11	11.14	0.04	0.47	0.51	(0.05)	—	(0.05)	11.60	4.54	77	0.74		0.75		0.32		59
Year ended 10/31/10	9.58	0.04	1.62	1.66	(0.10)	—	(0.10)	11.14	17.42	11	0.68		0.69		0.41		53
Year ended 10/31/09	9.81	0.10	0.33	0.43	(0.06)	(0.60)	(0.66)	9.58	5.48	11,358	0.67		0.68		1.15		89
Year ended 10/31/08(e)	10.98	0.00	(1.17)	(1.17)	—	—	—	9.81	(10.66)	10,762	0.80	(f)	0.81	(f)	0.60	(f)	79

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23,989, $954, $2,014, $1,558,771, $3,960, $484 and $120 for Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares, respectively.
(e)	Commencement date of September 25, 2009 for Class S shares and October 3, 2008 for Class Y and Class R5 shares, respectively.
(f)	Annualized.

16                         Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,121.20	$5.63	$1,019.49	$5.36	1.07%
B	1,000.00	1,115.90	9.55	1,015.77	9.10	1.82
C	1,000.00	1,116.20	9.55	1,015.77	9.10	1.82
P	1,000.00	1,121.30	4.84	1,020.23	4.61	0.92
S	1,000.00	1,121.30	5.10	1,019.98	4.86	0.97
Y	1,000.00	1,121.30	4.31	1,020.73	4.11	0.82
R5	1,000.00	1,122.80	3.68	1,021.32	3.51	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Summit Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s
Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	SUM-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.